UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3006

John Hancock Bond Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2018

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

ESG Core Bond Fund

Quarterly portfolio holdings 8/31/18

Fund’s investments
As of 8-31-18 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 33.4%				$18,396,577
(Cost $18,728,168)
U.S. Government 26.8%				14,738,868
U.S. Treasury
Note	1.625	07-31-20	350,000	343,451
Note	1.625	02-15-26	1,000,000	919,336
Note	1.750	10-31-20	1,300,000	1,275,473
Note	1.750	05-15-23	950,000	908,400
Note	1.875	07-31-22	600,000	580,852
Note	2.000	02-28-21	400,000	393,469
Note	2.000	05-31-21	1,150,000	1,129,111
Note	2.000	02-15-23	500,000	484,473
Note	2.000	02-15-25	1,150,000	1,095,016
Note	2.250	11-15-24	1,250,000	1,210,840
Note	2.250	11-15-27	1,000,000	950,547
Note	2.375	08-15-24	1,400,000	1,367,734
Note	2.375	05-15-27	1,200,000	1,156,359
Note	2.500	05-15-24	1,150,000	1,132,885
Note	2.750	02-15-24	1,000,000	998,828
Note	2.750	02-15-28	800,000	792,094
U.S. Government Agency 6.6%				3,657,709
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	3.000	03-01-32	850,754	843,631
15 Yr Pass Thru	3.500	03-01-30	426,196	431,802
15 Yr Pass Thru	4.000	05-01-33	518,902	532,679
Federal National Mortgage Association
10 Yr Pass Thru	2.500	11-01-26	241,590	238,529
10 Yr Pass Thru	2.500	12-01-26	632,506	625,064
15 Yr Pass Thru	3.500	01-01-32	413,688	418,289

15 Yr Pass Thru	4.000	05-01-33	551,025	567,715
Corporate bonds 40.1%				$22,091,936
(Cost $22,537,850)
Consumer discretionary 3.2%				1,784,892
Automobiles 0.9%
Ford Motor Credit Company LLC	3.157	08-04-20	200,000	197,548
Ford Motor Credit Company LLC	3.336	03-18-21	325,000	318,436
Hotels, restaurants and leisure 0.5%
Starbucks Corp.	3.500	03-01-28	275,000	266,207
Media 0.7%
Comcast Corp.	3.150	03-01-26	420,000	400,051
Specialty retail 1.1%
Lowe's Companies, Inc.	3.100	05-03-27	265,000	254,328
The Home Depot, Inc.	3.350	09-15-25	350,000	348,322
Consumer staples 3.8%				2,081,778
Beverages 1.6%
Anheuser-Busch InBev Finance, Inc.	3.650	02-01-26	415,000	405,972
Diageo Capital PLC	4.828	07-15-20	235,000	242,588
PepsiCo, Inc.	2.750	03-05-22	255,000	253,055
Food products 0.7%
General Mills, Inc.	3.150	12-15-21	375,000	372,394
Household products 0.4%
The Clorox Company	3.900	05-15-28	200,000	201,076
2	JOHN HANCOCK ESG CORE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Personal products 1.1%
The Estee Lauder Companies, Inc.	1.800	02-07-20	250,000	$246,517
Unilever Capital Corp.	4.250	02-10-21	350,000	360,176
Energy 2.5%				1,352,918
Energy equipment and services 0.5%
Schlumberger Investment SA	3.650	12-01-23	250,000	252,992
Oil, gas and consumable fuels 2.0%
Equinor ASA	2.650	01-15-24	350,000	337,367
Equinor ASA	2.900	11-08-20	200,000	199,431
Shell International Finance BV	3.250	05-11-25	300,000	295,865
Total Capital SA	4.450	06-24-20	260,000	267,263
Financials 13.3%				7,340,226
Banks 8.6%
Bank of America Corp.	2.151	11-09-20	175,000	171,412
Bank of America Corp.	4.000	04-01-24	345,000	350,513
Bank of Montreal	1.900	08-27-21	250,000	240,855
BNP Paribas SA	3.250	03-03-23	430,000	424,434
Citigroup, Inc.	3.200	10-21-26	500,000	469,016
HSBC Holdings PLC	2.650	01-05-22	375,000	364,889
International Bank for Reconstruction & Development	1.125	11-27-19	550,000	539,975
International Finance Corp.	1.750	03-30-20	225,000	221,665
JPMorgan Chase & Co.	3.300	04-01-26	695,000	670,141
KeyCorp	2.900	09-15-20	270,000	268,374
The Toronto-Dominion Bank	2.250	11-05-19	485,000	482,644
US Bancorp	2.375	07-22-26	300,000	274,546
Westpac Banking Corp.	1.600	08-19-19	250,000	247,397
Capital markets 2.9%
Morgan Stanley	2.625	11-17-21	520,000	507,798
State Street Corp.	2.550	08-18-20	250,000	248,429
The Bank of New York Mellon Corp.	3.550	09-23-21	265,000	267,597
The Goldman Sachs Group, Inc.	3.000	04-26-22	360,000	353,660
The Goldman Sachs Group, Inc.	3.500	11-16-26	265,000	252,296
Consumer finance 0.9%
American Express Credit Corp.	2.200	03-03-20	480,000	474,132
Insurance 0.9%
Chubb INA Holdings, Inc.	2.300	11-03-20	240,000	236,265
Marsh & McLennan Companies, Inc.	2.750	01-30-22	280,000	274,188
Health care 5.5%				3,015,842
Biotechnology 1.0%
AbbVie, Inc.	2.300	05-14-21	250,000	243,692
Celgene Corp.	3.250	02-20-23	320,000	314,860
Health care equipment and supplies 0.7%
Medtronic, Inc.	3.150	03-15-22	375,000	374,024
Health care providers and services 2.5%
Anthem, Inc.	3.650	12-01-27	330,000	314,272
CVS Health Corp.	2.800	07-20-20	150,000	148,970
CVS Health Corp.	3.875	07-20-25	365,000	360,373
UnitedHealth Group, Inc.	2.875	03-15-22	296,000	293,896
UnitedHealth Group, Inc.	3.350	07-15-22	250,000	251,196
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG CORE BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Pharmaceuticals 1.3%
Merck & Company, Inc.	2.400	09-15-22	260,000	$253,470
Sanofi	4.000	03-29-21	450,000	461,089
Industrials 2.7%				1,503,705
Aerospace and defense 0.5%
Lockheed Martin Corp.	2.500	11-23-20	275,000	271,774
Industrial conglomerates 1.5%
General Electric Company	4.625	01-07-21	250,000	257,235
General Electric Company	4.650	10-17-21	550,000	572,522
Machinery 0.4%
Deere & Company	2.600	06-08-22	255,000	250,303
Road and rail 0.3%
CSX Corp.	3.700	11-01-23	150,000	151,871
Information technology 3.4%				1,866,549
Communications equipment 0.5%
Cisco Systems, Inc.	1.850	09-20-21	280,000	271,070
Semiconductors and semiconductor equipment 0.8%
Intel Corp.	3.300	10-01-21	430,000	434,446
Software 1.3%
Microsoft Corp.	1.550	08-08-21	300,000	288,952
Oracle Corp.	2.400	09-15-23	210,000	201,251
Oracle Corp.	2.500	05-15-22	220,000	215,410
Technology hardware, storage and peripherals 0.8%
Apple, Inc.	2.850	02-23-23	460,000	455,420
Materials 0.9%				493,935
Chemicals 0.9%
Eastman Chemical Company	3.600	08-15-22	240,000	240,273
Ecolab, Inc.	3.250	01-14-23	255,000	253,662
Real estate 1.4%				765,776
Equity real estate investment trusts 1.4%
AvalonBay Communities, Inc.	2.950	09-15-22	350,000	343,591
Boston Properties LP	3.800	02-01-24	200,000	200,090
Simon Property Group LP	3.375	10-01-24	225,000	222,095
Telecommunication services 1.7%				960,979
Diversified telecommunication services 1.7%
AT&T, Inc.	4.125	02-17-26	490,000	483,828
Verizon Communications, Inc.	5.150	09-15-23	445,000	477,151
Utilities 1.7%				925,336
Electric utilities 1.7%
MidAmerican Energy Company	3.100	05-01-27	275,000	265,403

NSTAR Electric Company	2.375	10-15-22	380,000	365,937

Xcel Energy, Inc.	2.400	03-15-21	300,000	293,996
Municipal bonds 16.4%				$9,019,363
(Cost $9,187,771)
City of Avondale (Arizona)	2.240	07-01-20	450,000	443,835
City of New York	2.260	03-01-22	385,000	374,536
City of San Francisco Public Utilities Commission Water Revenue (California)	2.806	11-01-23	450,000	440,199
Gateway School District Alleghany County (Pennsylvania)	1.887	07-15-22	325,000	306,257
4	JOHN HANCOCK ESG CORE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

Jackson State University Educational Building Corp. (Mississippi)	2.720	03-01-23	445,000	$433,764
Kent City School District (Ohio)	5.000	12-01-20	350,000	363,888
Louisiana Public Facilities Authority	2.193	12-15-20	700,000	686,112
New Mexico Finance Authority	2.135	06-15-20	400,000	395,876
New Mexico Finance Authority	2.287	06-15-21	195,000	191,896
New York City Transitional Finance Authority Future Tax Secured Revenue	2.150	05-01-25	350,000	324,352
New York State Environmental Facilities Corp.	1.885	01-15-20	530,000	523,741
Passaic Valley Water Commission (New Jersey)	2.739	12-15-25	475,000	449,692
Santa Rosa Regional Resources Authority (California)	2.900	08-01-25	200,000	194,410
Tennessee State School Bond Authority	2.054	11-01-21	660,000	640,570
Texas A&M University	3.231	05-15-27	350,000	345,524
Texas Public Finance Authority	2.000	02-01-20	465,000	459,318
Texas Public Finance Authority	4.000	02-01-23	215,000	220,956
Texas State University System	3.277	03-15-27	370,000	362,101
Triborough Bridge & Tunnel Authority (New York)	2.885	11-15-19	500,000	499,905
University of California	2.253	05-15-20	390,000	386,420
University of Massachusetts Building Authority	1.580	11-01-18	360,000	359,651
University of North Texas	3.357	04-15-27	375,000	368,550

University of Pittsburgh-of the Commonwealth System of Higher Education	1.829	09-15-19	250,000	247,810
Asset backed securities 7.9%				$4,366,933
(Cost $4,398,555)
Asset backed securities 7.9%				4,366,933
American Express Credit Account Master Trust Series 2017-1, Class A	1.930	09-15-22	1,000,000	986,076
Chase Issuance Trust
Series 2016-A5, Class A5	1.270	07-15-21	750,000	741,269
Series 2017-A1, Class A (1 month LIBOR + 0.300%) (A)	2.363	01-15-22	285,000	285,701
Citibank Credit Card Issuance Trust Series 2018-A1, Class A1	2.490	01-20-23	755,000	746,610
Ford Credit Auto Owner Trust
Series 2016-B, Class A3	1.330	10-15-20	152,811	152,001
Series 2016-C, Class A3	1.220	03-15-21	992,563	983,171
Honda Auto Receivables Owner Trust Series 2017-2, Class A3	1.680	08-16-21	478,000	472,105

	Yield (%)	Shares	Value
Short-term investments 1.8%			$979,962
(Cost $979,962)
Money market funds 1.8%			979,962
JPMorgan U.S. Government Money Market Fund, Institutional Class	1.8229(B)	979,962	979,962

Total investments (Cost $55,832,306) 99.6%	$54,854,771
Other assets and liabilities, net 0.4%	227,263
Total net assets 100.0%	$55,082,034

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	The rate shown is the annualized seven-day yield as of 8-31-18.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG CORE BOND FUND	5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of August 31, 2018, all investments are categorized as Level 2 under the hierarchy described above, except for money market funds, which are categorized as Level 1.

Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund's income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund's cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	468Q1	08/18
This report is for the information of the shareholders of John Hancock ESG Core Bond Fund.		10/18

John Hancock

Global Conservative Absolute Return Fund

Quarterly portfolio holdings 8/31/18

Fund’s investments
As of 8-31-18 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 0.7%					$422,121
(Cost $418,380)
United States 0.7%					422,121

U.S. Treasury Treasury Inflation Protected Security	1.000	02-15-46		389,600	422,121

Foreign government obligations 14.4%					$8,992,162
(Cost $9,843,061)
Brazil 14.4%					8,992,162
Federative Republic of Brazil
Bill (A)	9.028	07-01-20	BRL	14,878,000	3,109,955
Bill (A)	15.911	07-01-21	BRL	13,488,000	2,515,823

Note	10.000	01-01-21	BRL	13,410,000	3,366,384
Corporate bonds 34.2%					$21,332,812
(Cost $21,511,728)
Argentina 0.3%					178,173
Cablevision SA	6.500	06-15-21		190,000	178,173
Australia 0.8%					519,514
National Australia Bank, Ltd.	1.125	11-10-21	GBP	100,000	128,709
National Australia Bank, Ltd.	1.875	02-20-20	GBP	100,000	130,709
Scentre Group Trust 1	2.375	04-08-22	GBP	100,000	132,488
Westpac Banking Corp.	1.000	06-30-22	GBP	100,000	127,608
Brazil 0.3%					178,410
Petrobras Global Finance BV	4.375	05-20-23		190,000	178,410
Canada 0.8%					465,381
Bank of Montreal	1.375	12-29-21	GBP	100,000	128,878
PTTEP Canada International Finance, Ltd.	5.692	04-05-21		200,000	208,923
The Bank of Nova Scotia	1.250	06-08-22	GBP	100,000	127,580
Cayman Islands 0.8%					474,719
ASIF II	6.375	10-05-20	GBP	200,000	284,252
MAF Global Securities, Ltd. (5.500% to 9-7-22, then 5 Year U.S. Swap Rate + 3.476%) (B)	5.500	09-07-22		200,000	190,467
Colombia 0.3%					193,052
Bancolombia SA (4.875% to 10-18-22, then 5 Year CMT + 2.929%)	4.875	10-18-27		200,000	193,052
Denmark 0.3%					196,274
Danske Bank A/S (5.750% to 4-6-20, then 6 Year Euro Swap Rate + 4.640%) (B)	5.750	04-06-20	EUR	162,000	196,274
Finland 0.4%					268,023
OP Corporate Bank PLC	2.500	05-20-22	GBP	200,000	268,023
France 2.0%					1,218,344
BNP Paribas SA	2.375	11-20-19	GBP	200,000	262,692
Credit Agricole SA	5.500	12-17-21	GBP	100,000	146,086
Credit Agricole SA (6.500% to 6-23-21, then 5 Year Euro Swap Rate + 5.120%) (B)	6.500	06-23-21	EUR	162,000	206,962
Electricite de France SA	6.875	12-12-22	GBP	200,000	314,336
Orange SA	7.250	11-10-20	GBP	100,000	145,665
WPP Finance SA	6.375	11-06-20	GBP	100,000	142,603
Germany 0.6%					362,390
Aareal Bank AG (7.625% to 4-30-20, then 1 Year Euro Swap Rate + 7.180%) (B)	7.625	04-30-20	EUR	200,000	243,040
2	JOHN HANCOCK GLOBAL CONSERVATIVE ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Germany (continued)
Vonovia Finance BV	3.125	07-25-19	EUR	100,000	$119,350
Guatemala 0.3%					206,080
Comunicaciones Celulares SA	6.875	02-06-24		200,000	206,080
Guernsey, Channel Islands 0.4%					268,088
Credit Suisse Group Funding Guernsey, Ltd.	3.000	05-27-22	GBP	200,000	268,088
Hong Kong 0.7%					414,030
China Resources Gas Group, Ltd.	4.500	04-05-22		200,000	203,282
Shimao Property Holdings, Ltd.	8.375	02-10-22		200,000	210,748
Ireland 0.6%					389,765
Bank of Ireland (7.375% to 6-18-20, then 5 Year Euro Swap Rate + 6.956%) (B)	7.375	06-18-20	EUR	200,000	250,565
ESB Finance DAC	6.500	03-05-20	GBP	100,000	139,200
Italy 0.8%					512,273
Autostrade per l'Italia SpA	6.250	06-09-22	GBP	73,000	101,040
Enel SpA	6.250	06-20-19	GBP	100,000	134,472
Intesa Sanpaolo SpA	5.250	01-28-22	GBP	150,000	209,714
Telecom Italia SpA	6.375	06-24-19	GBP	50,000	67,047
Jersey, Channel Islands 0.4%					257,311
AA Bond Company, Ltd.	2.875	07-31-43	GBP	100,000	125,842
CPUK Finance, Ltd.	2.666	02-28-42	GBP	100,000	131,469
Kazakhstan 0.3%					197,844
KazMunayGas National Company JSC	3.875	04-19-22		200,000	197,844
Mexico 0.7%					444,251
Petroleos Mexicanos	3.500	01-30-23		180,000	169,623
Petroleos Mexicanos	8.250	06-02-22	GBP	50,000	76,378
Unifin Financiera SAB	7.250	09-27-23		200,000	198,250
Netherlands 3.2%					2,018,230
ABN AMRO Bank NV	1.375	06-07-22	GBP	100,000	128,201
ABN AMRO Bank NV (5.750% to 9-22-20, then 5 Year Euro Swap Rate + 5.452%) (B)	5.750	09-22-20	EUR	200,000	247,460
BMW Finance NV	1.875	06-29-20	GBP	200,000	261,207
Cooperatieve Rabobank UA	2.250	03-23-22	GBP	200,000	265,346
Daimler International Finance BV	3.500	06-06-19	GBP	100,000	131,757
Deutsche Telekom International Finance BV	7.375	12-04-19	GBP	200,000	278,468
E.ON International Finance BV	6.000	10-30-19	GBP	100,000	136,521
Innogy Finance BV	6.500	04-20-21	GBP	200,000	291,390
Teva Pharmaceutical Finance Netherlands III BV	2.200	07-21-21		89,000	83,218
Volkswagen Financial Services NV	1.750	09-12-22	GBP	100,000	128,400
Volkswagen Financial Services NV	2.750	10-02-20	GBP	50,000	66,262
Russia 0.3%					209,011
Gazprom OAO	6.510	03-07-22		200,000	209,011
Spain 0.5%					284,340
Telefonica Emisiones SAU	5.289	12-09-22	GBP	100,000	146,941
Telefonica Emisiones SAU	5.597	03-12-20	GBP	100,000	137,399
Sweden 1.3%					790,371
Nordea Bank AB	2.125	11-13-19	GBP	200,000	262,033
Svenska Handelsbanken AB	2.750	12-05-22	GBP	200,000	271,651
Swedbank AB	1.250	12-29-21	GBP	200,000	256,687
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL CONSERVATIVE ABSOLUTE RETURN FUND	3

	Rate (%)	Maturity date		Par value^	Value
Switzerland 0.5%					$323,986
Glencore Finance Europe, Ltd.	6.500	02-27-19	GBP	50,000	66,360
UBS Group Funding Switzerland AG (5.750% to 2-19-22, then 5 Year Euro Swap Rate + 5.287%) (B)	5.750	02-19-22	EUR	200,000	257,626
Turkey 0.3%					187,092
Turk Telekomunikasyon AS	3.750	06-19-19		200,000	187,092
United Arab Emirates 0.3%					199,012
Oztel Holdings SPC, Ltd.	5.625	10-24-23		200,000	199,012
United Kingdom 14.6%					9,088,124
Anglian Water Services Financing PLC	5.837	07-30-22	GBP	100,000	150,716
Arqiva Financing PLC	4.040	06-30-35	GBP	100,000	134,014
Bank of Scotland PLC	9.375	05-15-21	GBP	250,000	383,472
Barclays Bank PLC	10.000	05-21-21	GBP	50,000	77,042
Barclays Bank UK PLC	4.250	01-12-22	GBP	100,000	141,820
Barclays PLC	3.125	01-17-24	GBP	100,000	129,606
Barclays PLC (2.375% to 10-6-22, then 1 Year British Pound Swap Rate + 1.320%)	2.375	10-06-23	GBP	100,000	127,468
BAT International Finance PLC	6.375	12-12-19	GBP	200,000	275,168
BUPA Finance PLC	3.375	06-17-21	GBP	200,000	272,237
Cadent Finance PLC	1.125	09-22-21	GBP	200,000	256,205
Centrica PLC	7.000	09-19-18	GBP	100,000	129,954
Close Brothers Finance PLC	3.875	06-27-21	GBP	200,000	273,333
Coventry Building Society	5.875	09-28-22	GBP	200,000	299,887
CYBG PLC (8.000% to 12-8-22, then 5 Year British Pound Swap Rate + 6.250%) (B)	8.000	12-08-22	GBP	220,000	290,417
Eversholt Funding PLC	5.831	12-02-20	GBP	200,000	282,836
Experian Finance PLC	4.750	11-23-18	GBP	200,000	261,304
FCE Bank PLC	2.625	11-20-18	GBP	200,000	259,900
Friends Life Holdings PLC	8.250	04-21-22	GBP	300,000	467,774
Heathrow Funding, Ltd.	6.250	09-10-18	GBP	200,000	259,500
HSBC Bank PLC	6.500	07-07-23	GBP	200,000	308,340
Imperial Brands Finance PLC	7.750	06-24-19	GBP	200,000	272,258
Lendlease Europe Finance PLC	6.125	10-12-21	GBP	200,000	289,625
Liquid Telecommunications Financing PLC	8.500	07-13-22		200,000	204,799
London Stock Exchange Group PLC	9.125	10-18-19	GBP	200,000	281,615
Marks & Spencer PLC	6.125	12-02-19	GBP	50,000	68,368
Motability Operations Group PLC	6.625	12-10-19	GBP	100,000	138,267
National Express Group PLC	6.625	06-17-20	GBP	150,000	210,830
National Westminster Bank PLC	6.500	09-07-21	GBP	50,000	72,770
Nationwide Building Society	2.250	04-29-22	GBP	100,000	132,271
Nationwide Building Society	6.750	07-22-20	EUR	100,000	129,926
Natwest Markets PLC	6.625	09-17-18	GBP	200,000	259,802
Northern Gas Networks Finance PLC	5.875	07-08-19	GBP	200,000	268,890
Santander UK PLC	1.875	02-17-20	GBP	200,000	260,733
Sky PLC	2.875	11-24-20	GBP	100,000	133,495
Southern Gas Networks PLC	4.875	12-21-20	GBP	100,000	139,555
Southern Gas Networks PLC	5.125	11-02-18	GBP	100,000	130,451
Southern Water Services Finance, Ltd.	5.000	03-31-21	GBP	190,000	267,503
SSE PLC	5.000	10-01-18	GBP	100,000	130,002
The Great Rolling Stock Company, Ltd.	6.250	07-27-20	GBP	200,000	280,935
The Royal Bank of Scotland Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) (B)	8.625	08-15-21		290,000	310,416
The Unique Pub Finance Company PLC	6.542	03-30-21	GBP	42,320	57,576
Vodafone Group PLC	8.125	11-26-18	GBP	100,000	131,635
4	JOHN HANCOCK GLOBAL CONSERVATIVE ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
United Kingdom (continued)
Yorkshire Water Finance PLC	6.000	08-21-19	GBP	100,000	$135,409
United States 2.1%					1,303,414
Bank of America Corp.	6.125	09-15-21	GBP	150,000	219,710
Citigroup, Inc.	5.125	12-12-18	GBP	200,000	261,945
General Electric Company	6.250	09-29-20	GBP	200,000	283,573
JPMorgan Chase & Co.	1.875	02-10-20	GBP	100,000	130,738
MetLife, Inc.	5.250	06-29-20	GBP	200,000	276,783
Wells Fargo & Company	2.125	04-22-22	GBP	100,000	130,665
Virgin Islands, British 0.3%					185,310
Gerdau Trade, Inc.	5.750	01-30-21		180,000	185,310

	Contracts/Notional amount	Value
Purchased options 2.3%		$1,411,439
(Cost $1,494,883)
Calls 0.9%		565,535
Over the Counter Option on 10 Year Interest Rate Swap. Receive a fixed rate of 2.700% and pay a floating rate based on 3-month LIBOR (Expiration Date: 9-27-27; Strike Rate: 2.700%; Counterparty: UBS AG) (C)(D)	7,670,000	565,535
Puts 1.4%		845,904
Over the Counter Option on 10 Year Interest Rate Swap. Pay a fixed rate of 2.700% and receive a floating rate based on 3-month LIBOR (Expiration Date: 9-27-27; Strike Rate: 2.700%; Counterparty: UBS AG) (C)(D)	7,670,000	845,904

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 44.0%				$27,476,082
(Cost $27,474,530)
Certificate of deposit 9.6%				5,998,339
ABN AMRO Bank NV	2.460	01-15-19	500,000	500,078
Bank of Montreal	2.070	09-18-18	1,000,000	999,975
First Abu Dhabi Bank PJSC	2.380	09-18-18	1,000,000	1,000,135
ING Bank NV	2.320	09-20-18	1,000,000	1,000,180
Mizuho Bank, Ltd.	2.336	11-13-18	500,000	497,642
Sumitomo Mitsui Banking Corp.	2.270	09-25-18	1,000,000	1,000,113
The Toronto-Dominion Bank	2.320	11-19-18	1,000,000	1,000,216
Commercial paper 9.6%				5,982,403
Agence Centrale des Organismes de Securite Sociale	2.101	09-10-18	1,000,000	999,416
BNG Bank NV	1.977	09-20-18	500,000	499,448
Caisse des Depots et Consignations	2.187	10-26-18	1,000,000	996,650
DekaBank Deutsche Girozentrale	2.267	10-24-18	1,000,000	996,756
FMS Wertmanagement AoeR	2.127	10-15-18	1,000,000	997,429
NRW Bank	2.102	10-22-18	1,000,000	996,838
UBS AG	2.478	01-10-19	500,000	495,866
Time deposits 16.0%				9,960,669
BNP Paribas SA	1.850	09-04-18	1,382,073	1,382,073
Credit Agricole SA	1.800	09-04-18	1,879,211	1,879,211
DZ Bank AG	1.930	09-04-18	2,485,964	2,485,964
KBC Bank NV	1.900	09-04-18	2,360,675	2,360,675
Natixis SA	1.960	09-04-18	1,852,746	1,852,746
U.S. Government 8.0%				4,992,758
U.S. Treasury Bill	1.866	09-13-18	2,500,000	2,498,808
U.S. Treasury Bill	1.935	10-18-18	2,500,000	2,493,950

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL CONSERVATIVE ABSOLUTE RETURN FUND	5

	Yield (%)	Shares	Value
Money market funds 0.8%			541,913

Federated Government Obligations Fund, Institutional Class	1.8229(E)	541,913	541,913
Total investments (Cost $60,742,582) 95.6%			$59,634,616
Other assets and liabilities, net 4.4%			2,723,790
Total net assets 100.0%			$62,358,406

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
GBP	Pound Sterling

Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
(A)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Non-income producing security.
(D)	For this type of option, notional amounts are equivalent to number of contracts.
(E)	The rate shown is the annualized seven-day yield as of 8-31-18.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
6	JOHN HANCOCK GLOBAL CONSERVATIVE ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
Euro- BUND Futures	32	Long	Sep 2018	$6,013,363	$6,064,515	$51,152
10-Year Japan Government Bond Futures	1	Short	Sep 2018	(1,355,594)	(1,353,434)	2,160
Euro- BOBL Futures	32	Short	Sep 2018	(4,905,798)	(4,912,305)	(6,507)
Euro SCHATZ Futures	123	Short	Sep 2018	(15,992,171)	(15,989,814)	2,357
						$49,162
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
ARS	2,380,000	USD	77,882	JPMorgan Chase	9/25/2018	—	$(14,919)
AUD	64,000	USD	48,372	Barclays Capital	9/10/2018	—	(2,363)
BRL	1,035,000	USD	271,582	Deutsche Bank	9/25/2018	—	(18,081)
CAD	2,489,000	JPY	211,652,115	RBC Dominion Securities	10/9/2018	—	(1,049)
CAD	1,880,000	JPY	160,287,897	UBS AG	10/9/2018	—	(4,600)
COP	289,000,000	USD	97,878	Barclays Capital	9/25/2018	—	(3,118)
COP	278,500,000	USD	96,071	JPMorgan Chase	9/25/2018	—	(4,755)
CZK	1,157,000	USD	52,355	Citigroup	9/25/2018	—	(229)
EUR	1,160,000	USD	1,348,457	BNP Paribas SA	9/10/2018	—	(1,383)
EUR	441,000	USD	502,766	Nomura Securities	9/10/2018	$9,355	—
EUR	318,000	USD	373,464	Royal Bank of Canada	9/10/2018	—	(4,180)
EUR	9,063	USD	10,659	Merrill Lynch	10/16/2018	—	(105)
GBP	153,000	USD	194,660	BNP Paribas SA	9/10/2018	3,745	—
GBP	116,000	USD	154,670	Societe Generale	9/10/2018	—	(4,245)
GBP	100,000	USD	130,044	Merrill Lynch	10/16/2018	—	(169)
GBP	29,596	USD	38,125	Nomura Securities	10/16/2018	313	—
HUF	41,450,000	USD	149,778	Citigroup	9/25/2018	—	(2,287)
IDR	5,170,000,000	USD	358,779	Barclays Capital	9/25/2018	—	(13,407)
INR	8,940,000	USD	129,618	Barclays Capital	9/25/2018	—	(3,830)
INR	129,000,000	USD	1,816,850	Morgan Stanley	11/30/2018	—	(18,098)
JPY	352,000,000	AUD	4,265,788	Deutsche Bank	10/26/2018	113,047	—
JPY	144,000,000	AUD	1,738,189	UBS AG	10/26/2018	51,212	—
JPY	365,380,780	CAD	4,369,000	Royal Bank of Canada	10/9/2018	—	(53,532)
JPY	6,559,232	USD	59,026	RBC Dominion Securities	10/9/2018	154	—
MXN	6,025,000	USD	303,751	BNP Paribas SA	9/25/2018	10,544	—
MYR	422,000	USD	104,829	Barclays Capital	9/25/2018	—	(2,583)
NZD	582,000	USD	395,831	BNP Paribas SA	9/10/2018	—	(10,780)
NZD	3,145,000	USD	2,074,150	Citigroup	9/10/2018	6,578	—
NZD	667,000	USD	452,976	HSBC	9/10/2018	—	(11,690)
NZD	2,095,000	USD	1,406,238	JPMorgan Chase	9/10/2018	—	(20,189)
NZD	260,000	USD	174,259	Merrill Lynch	9/10/2018	—	(2,243)
PEN	139,000	USD	42,217	Citigroup	9/25/2018	—	(141)
PEN	163,500	USD	49,636	JPMorgan Chase	9/25/2018	—	(143)
RON	498,500	USD	123,474	Citigroup	9/25/2018	1,170	—
RUB	10,830,000	USD	168,557	Barclays Capital	9/25/2018	—	(8,377)
THB	6,810,000	USD	207,180	HSBC	9/25/2018	1,004	—
TRY	617,500	USD	125,384	Citigroup	9/25/2018	—	(32,518)
USD	48,445	AUD	64,000	Citigroup	9/10/2018	2,435	—
USD	8,729,123	BRL	32,750,000	BNP Paribas SA	10/26/2018	730,111	—
USD	1,123,703	BRL	4,224,000	JPMorgan Chase	10/26/2018	92,014	—
USD	1,267,543	CAD	1,660,000	UBS AG	10/16/2018	—	(5,539)
USD	1,917,174	CHF	1,870,000	Nomura Securities	11/30/2018	—	(27,042)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL CONSERVATIVE ABSOLUTE RETURN FUND	7

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	3,983,586	EUR	3,371,746	JPMorgan Chase	9/10/2018	$68,075	—
USD	2,631,305	EUR	2,253,700	Deutsche Bank	9/25/2018	11,227	—
USD	269,086	EUR	228,125	UBS AG	10/16/2018	3,430	—
USD	858,344	GBP	638,000	JPMorgan Chase	9/10/2018	31,010	—
USD	311,914	GBP	239,319	Citigroup	10/16/2018	1,099	—
USD	15,705,952	GBP	11,817,977	Morgan Stanley	10/16/2018	357,366	—
USD	992,129	GBP	759,898	Societe Generale	10/16/2018	5,211	—
USD	1,882,886	KRW	2,110,000,000	Nomura Securities	11/23/2018	—	$(11,871)
USD	4,745,143	NZD	6,749,000	JPMorgan Chase	9/10/2018	280,013	—
USD	182,365	SEK	1,580,000	Societe Generale	9/10/2018	9,515	—
ZAR	3,182,000	USD	233,210	Barclays Capital	9/25/2018	—	(17,300)
						$1,788,628	$(300,766)
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	62,800,000	CAD	3 month CAD CDOR	Fixed 1.915%	Semi-Annual	Semi-Annual	Oct 2019	—	$(159,786)	$(159,786)
Centrally cleared	390,000,000	SEK	Fixed -0.153%	3 month SEK STIBOR	Annual	Quarterly	Oct 2019	—	(26,433)	(26,433)
Centrally cleared	7,900,000	CAD	3 month CAD CDOR	Fixed 2.112%	Semi-Annual	Semi-Annual	Jan 2020	—	(14,725)	(14,725)
Centrally cleared	59,800,000	SEK	Fixed -0.083%	3 month SEK STIBOR	Annual	Quarterly	Jan 2020	—	(13,219)	(13,219)
Centrally cleared	9,550,000	CAD	3 month CAD CDOR	Fixed 2.274%	Semi-Annual	Semi-Annual	Apr 2020	—	2,284	2,284
Centrally cleared	71,800,000	SEK	Fixed -0.136%	3 month SEK STIBOR	Annual	Quarterly	Apr 2020	—	(5,198)	(5,198)
Centrally cleared	7,840,000	CAD	3 month CAD CDOR	Fixed 2.278%	Semi-Annual	Semi-Annual	Jul 2020	—	(8,971)	(8,971)
Centrally cleared	53,200,000	SEK	Fixed -0.143%	3 month SEK STIBOR	Annual	Quarterly	Jul 2020	—	(470)	(470)
Centrally cleared	22,800,000	CAD	3 month CAD CDOR	Fixed 2.398%	Semi-Annual	Semi-Annual	Mar 2021	—	(46,267)	(46,267)
Centrally cleared	7,200,000	CAD	3 month CAD CDOR	Fixed 2.629%	Semi-Annual	Semi-Annual	Jul 2021	—	5,026	5,026
Centrally cleared	102,000,000	USD	Fixed 3.098%	3 month USD LIBOR	Semi-Annual	Quarterly	Aug 2021	—	(133,151)	(133,151)
Centrally cleared	23,800,000	CAD	3 month CAD CDOR	Fixed 2.650%	Semi-Annual	Semi-Annual	Aug 2021	—	22,724	22,724
Centrally cleared	11,820,000	CAD	Fixed 2.400%	3 month CAD CDOR	Semi-Annual	Semi-Annual	Oct 2027	—	136,667	136,667
Centrally cleared	74,050,000	SEK	3 month SEK STIBOR	Fixed 1.268%	Annual	Quarterly	Oct 2027	—	258,213	258,213
Centrally cleared	904,000	CAD	Fixed 2.685%	3 month CAD CDOR	Semi-Annual	Semi-Annual	Feb 2028	—	(4,266)	(4,266)
Centrally cleared	2,480,000	SEK	3 month SEK STIBOR	Fixed 1.465%	Annual	Quarterly	Feb 2028	—	11,823	11,823
Centrally cleared	2,300,000	USD	Fixed 2.700%	3 month USD LIBOR	Semi-Annual	Quarterly	Sep 2047	—	84,019	84,019
Centrally cleared	808,000	USD	3 month USD LIBOR	Fixed 2.700%	Semi-Annual	Quarterly	Sep 2047	$(15,000)	(14,516)	(29,516)
Centrally cleared	805,000	USD	3 month USD LIBOR	Fixed 2.700%	Semi-Annual	Quarterly	Sep 2047	(40,948)	11,541	(29,407)
Centrally cleared	785,000	USD	Fixed 2.891%	3 month USD LIBOR	Semi-Annual	Quarterly	Jul 2048	—	9,338	9,338
								$(55,948)	$114,633	$58,685

Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	iTraxx Crossover Series 29 Version 1	2.825%	580,000	EUR	$ 710,297	5.000%	Quarterly	Jun 2023	$ 63,479	$ 1,374	$ 64,853
Centrally cleared	iTraxx Crossover Series 29 Version 1	2.825%	1,500,000	EUR	1,845,677	5.000%	Quarterly	Jun 2023	168,864	(1,141)	167,723
Centrally cleared	iTraxx Crossover Series 29 Version 1	2.825%	721,000	EUR	847,278	5.000%	Quarterly	Jun 2023	70,334	10,285	80,619
Centrally cleared	iTraxx Europe Series 29 Version 1	1.051%	5,410,000	EUR	6,298,828	1.000%	Quarterly	Jun 2028	(26,767)	(39,120)	(65,887)
					$9,702,080				$275,910	$(28,602)	$247,308

8	JOHN HANCOCK GLOBAL CONSERVATIVE ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Inflation swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	USD notional amount	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Barclays Capital	5,740,000	GBP	$7,164,075	Fixed 3.650%	GBP - Non-Revised RPI	At Maturity	At Maturity	Feb 2020	—	$(75,812)	$(75,812)
Barclays Capital	5,740,000	GBP	7,164,075	GBP - Non-Revised RPI	Fixed 3.620%	At Maturity	At Maturity	Feb 2023	—	130,836	130,836
Morgan Stanley	7,097,561	GBP	8,984,482	Fixed 3.640%	GBP - Non-Revised RPI	At Maturity	At Maturity	Feb 2020	—	(90,808)	(90,808)
Morgan Stanley	7,097,561	GBP	8,984,482	Fixed 3.640%	GBP - Non-Revised RPI	At Maturity	At Maturity	Feb 2020	—	(90,808)	(90,808)
Morgan Stanley	2,709,756	GBP	3,430,158	Fixed 3.640%	GBP - Non-Revised RPI	At Maturity	At Maturity	Feb 2020	—	(34,669)	(34,669)
Morgan Stanley	2,440,000	GBP	3,303,771	Fixed 3.310%	GBP - Non-Revised RPI	At Maturity	At Maturity	Jan 2021	—	(6,929)	(6,929)
Morgan Stanley	2,000,000	GBP	2,531,710	GBP - Non-Revised RPI	Fixed 3.625%	At Maturity	At Maturity	Feb 2023	—	46,474	46,474
Morgan Stanley	7,097,561	GBP	8,984,482	GBP - Non-Revised RPI	Fixed 3.628%	At Maturity	At Maturity	Feb 2023	—	166,501	166,501
Morgan Stanley	7,807,317	GBP	9,882,930	GBP - Non-Revised RPI	Fixed 3.638%	At Maturity	At Maturity	Feb 2023	—	190,078	190,078
Morgan Stanley	2,440,000	GBP	3,303,771	GBP - Non-Revised RPI	Fixed 3.360%	At Maturity	At Maturity	Jan 2024	—	8,593	8,593
UBS AG	2,005,000	EUR	2,473,476	Fixed 1.570%	EUR - Ex Tobacco Non-Revised CPI	At Maturity	At Maturity	Feb 2028	—	3,415	3,415
UBS AG	2,875,000	USD	2,875,000	USD - Non-Revised CPI	Fixed 2.315%	At Maturity	At Maturity	Feb 2028	—	(11,371)	(11,371)
UBS AG	2,005,000	EUR	2,473,476	EUR - Ex Tobacco Non-Revised CPI	Fixed 1.826%	At Maturity	At Maturity	Feb 2038	—	8,753	8,753
UBS AG	2,875,000	USD	2,875,000	Fixed 2.371%	USD - Non-Revised CPI	At Maturity	At Maturity	Feb 2038	—	5,020	5,020
			$74,430,888						—	$249,273	$249,273

Derivatives Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
RON	Romanian New Leu
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Bhat
TRY	Turkish Lira
USD	U.S. Dollar
ZAR	South African Rand
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL CONSERVATIVE ABSOLUTE RETURN FUND	9

Derivatives Abbreviations
CDOR	Canadian Dollar Offered Rate
CPI	Consumer Price Index
LIBOR	London Interbank Offered Rate
RPI	Retail Price Index
STIBOR	Stockholm Interbank Offered Rate
OTC is an abbreviation for over-the-counter. See Notes to Fund's investments regarding investment transactions and other derivatives information.
10	JOHN HANCOCK GLOBAL CONSERVATIVE ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end management investment companies are valued at their respective NAVs each business day. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of August 31, 2018, all investments are categorized as Level 2 under the hierarchy described above, except for futures and money market funds which are categorized as Level 1.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended August 31, 2018, the fund used futures contracts to manage against anticipated interest rate changes, maintain diversity of the fund, manage duration of the fund and as a substitute for securities purchased.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended August 31, 2018, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies and maintain diversity of the fund.

       11

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended August 31, 2018, the fund used purchased options to manage duration of the fund, manage against anticipated interest rate changes and maintain diversity of the fund.

Swaps. Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

During the period ended August 31, 2018, the fund used interest rate swaps to manage against anticipated interest rate changes, manage duration of the fund, maintain diversity of the fund and as a substitute for securities purchased.

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity's creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

During the year ended August 31, 2018, the fund used CDS as a Seller of protection to take a long position in the exposure of the benchmark credit.

Inflation Swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.

During the year ended August 31, 2018, the fund used inflation swaps to manage against anticipated changes in inflation, manage inflation duration of the fund and maintain diversity of the fund.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       12

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	427Q1	08/18
This report is for the information of the shareholders of John Hancock Global Conservative Absolute Return Fund.		10/18

John Hancock

Global Short Duration Credit Fund

Quarterly portfolio holdings 8/31/18

Fund’s investments
As of 8-31-18 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Foreign government obligations 2.0%					$5,890,373
(Cost $6,624,828)
Argentina 0.4%					1,089,750
Republic of Argentina Bond	5.875	01-11-28		1,500,000	1,089,750
Brazil 0.2%					469,926
Federative Republic of Brazil Note	10.000	01-01-23	BRL	1,960,000	469,926
Italy 0.3%					1,027,707
Republic of Italy Bond	0.050	04-15-21	EUR	930,000	1,027,707
Mexico 0.9%					2,600,428
Government of Mexico Bond	10.000	12-05-24	MXN	44,947,500	2,600,428
Qatar 0.2%					702,562

Government of Qatar Bond (A)	3.875	04-23-23		700,000	702,562
Corporate bonds 75.8%					$220,506,979
(Cost $227,708,738)
Argentina 1.7%					5,074,191
Cablevision SA (A)	6.500	06-15-21		2,395,000	2,245,911
Transportadora de Gas del Sur SA (A)	6.750	05-02-25		1,030,000	902,280
YPF SA (A)	8.500	03-23-21		2,000,000	1,926,000
Australia 2.3%					6,758,804
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year U.S. ISDAFIX + 5.168%) (B)	6.750	06-15-26		600,000	622,500
FMG Resources August 2006 Pty, Ltd. (A)	4.750	05-15-22		1,750,000	1,717,275
FMG Resources August 2006 Pty, Ltd. (A)	5.125	05-15-24		950,000	919,125
Shandong Energy Australia Pty, Ltd.	4.550	07-26-20		2,400,000	2,334,662
Westpac Banking Corp. (5.000% to 9-21-27, then 5 Year U.S. ISDAFIX + 2.888%) (B)	5.000	09-21-27		1,300,000	1,165,242
Brazil 3.5%					10,126,009
Banco BTG Pactual SA (A)	5.750	09-28-22		2,520,000	2,353,126
Banco do Brasil SA (A)	4.875	04-19-23		960,000	911,299
Banco do Brasil SA (A)	5.375	01-15-21		1,500,000	1,494,375
Braskem Finance, Ltd. (A)	5.750	04-15-21		1,000,000	1,025,010
Natura Cosmeticos SA (A)	5.375	02-01-23		1,590,000	1,516,463
Odebrecht Offshore Drilling Finance, Ltd. (A)	6.720	12-01-22		201,453	189,368
Odebrecht Offshore Drilling Finance, Ltd. (1.000% Cash or 6.720% PIK) (A)	7.720	12-01-26		649,719	175,431
Odebrecht Oil & Gas Finance, Ltd. (A)(B)	0.000	10-01-18		100,959	757
Petrobras Global Finance BV	4.375	05-20-23		2,620,000	2,460,180
Canada 2.0%					5,767,131
First Quantum Minerals, Ltd. (A)	6.500	03-01-24		585,000	549,900
First Quantum Minerals, Ltd. (A)	7.250	05-15-22		1,050,000	1,027,031
goeasy, Ltd. (A)	7.875	11-01-22		1,590,000	1,661,550
NOVA Chemicals Corp. (A)	5.250	08-01-23		995,000	995,000
Tervita Escrow Corp. (A)	7.625	12-01-21		1,480,000	1,533,650
China 12.8%					37,318,420
Bank of Communications Company, Ltd. (3 month LIBOR + 0.780%) (C)	3.094	05-15-20		3,500,000	3,501,754
Central China Real Estate, Ltd.	6.500	03-05-21		1,800,000	1,736,410
2	JOHN HANCOCK GLOBAL SHORT DURATION CREDIT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
China (continued)
Central China Real Estate, Ltd.	6.875	10-23-20	1,500,000	$1,476,200
Central China Real Estate, Ltd.	8.000	01-28-20	400,000	401,417
China SCE Group Holdings, Ltd.	5.875	03-10-22	2,400,000	2,196,986
Chinalco Capital Holdings, Ltd.	4.000	08-25-21	1,200,000	1,158,529
CNOOC Finance 2011, Ltd.	4.250	01-26-21	2,900,000	2,945,872
Country Garden Holdings Company, Ltd.	4.750	01-17-23	1,350,000	1,229,321
Guangxi Financial Investment Group Company, Ltd.	5.750	01-23-21	1,300,000	1,176,692
Health & Happiness H&H International Holdings, Ltd.	7.250	06-21-21	1,000,000	1,022,000
Health & Happiness H&H International Holdings, Ltd. (A)	7.250	06-21-21	1,100,000	1,124,200
Hilong Holding, Ltd.	7.250	06-22-20	2,000,000	1,965,278
HNA Ecotech Panorama Cayman Company, Ltd. (A)	8.000	04-15-21	1,000,000	952,500
KWG Group Holdings, Ltd.	5.875	11-10-24	500,000	423,797
KWG Group Holdings, Ltd.	8.975	01-14-19	1,000,000	1,012,216
Maoye International Holdings, Ltd.	7.000	10-23-18	2,000,000	1,972,612
Powerlong Real Estate Holdings, Ltd.	6.950	04-17-21	2,000,000	1,875,818
Rock International Investment, Inc.	6.625	03-27-20	2,100,000	1,732,790
Times China Holdings, Ltd.	7.850	06-04-21	2,400,000	2,352,487
West China Cement, Ltd.	6.500	09-11-19	2,700,000	2,727,699
Yingde Gases Investment, Ltd. (A)	6.250	01-19-23	2,400,000	2,292,497
Yuzhou Properties Company, Ltd.	6.000	01-25-22	2,200,000	2,041,345
Colombia 0.9%				2,656,051
Transportadora de Gas Internacional SA ESP (A)	5.700	03-20-22	2,620,000	2,656,051
Costa Rica 0.7%				2,023,950
Instituto Costarricense de Electricidad (A)	6.950	11-10-21	1,965,000	2,023,950
France 0.6%				1,876,621
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (A)(B)	7.875	01-23-24	600,000	635,927
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (A)(B)	7.375	09-13-21	1,190,000	1,240,694
Guatemala 0.9%				2,622,368
Comunicaciones Celulares SA (A)	6.875	02-06-24	2,545,000	2,622,368
Hong Kong 4.7%				13,628,357
Concord New Energy Group, Ltd.	7.900	01-23-21	2,200,000	2,090,653
Lenovo Perpetual Securities, Ltd. (5.375% to 3-16-22, then 5 Year CMT + 6.257%) (B)	5.375	03-16-22	2,000,000	1,805,982
Shandong Iron and Steel Xinheng International Company, Ltd.	6.500	06-14-21	800,000	758,052
Studio City Finance, Ltd.	8.500	12-01-20	2,500,000	2,527,500
Weichai International Hong Kong Energy Group Company, Ltd. (3.750% to 9-14-22, then 5 Year CMT + 6.084%) (B)	3.750	09-14-22	1,800,000	1,660,756
Yancoal International Resources Development Company, Ltd. (5.750% to 4-13-20, then 3 Year CMT + 8.300%) (B)	5.750	04-13-20	2,500,000	2,499,390
Zoomlion HK SPV Company, Ltd.	6.125	12-20-22	2,400,000	2,286,024
India 0.7%				2,151,640
HPCL-Mittal Energy, Ltd.	5.250	04-28-27	1,500,000	1,373,240
Vedanta Resources PLC	7.125	05-31-23	800,000	778,400
Indonesia 1.5%				4,271,270
ABM Investama Tbk PT (A)	7.125	08-01-22	3,200,000	2,963,728
Pertamina Persero PT	6.450	05-30-44	1,200,000	1,307,542
Ireland 0.4%				1,227,000
Aquarius & Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375	09-01-24	1,200,000	1,227,000
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL SHORT DURATION CREDIT FUND	3

	Rate (%)	Maturity date		Par value^	Value
Luxembourg 2.0%					$5,808,480
ARD Finance SA (7.125% Cash or 7.875% PIK)	7.125	09-15-23		1,955,000	1,981,881
Avation Capital SA (A)	6.500	05-15-21		1,240,000	1,244,650
Intelsat Connect Finance SA (A)	9.500	02-15-23		375,000	373,763
Intelsat Jackson Holdings SA	5.500	08-01-23		1,185,000	1,080,957
Intelsat Jackson Holdings SA	7.500	04-01-21		645,000	649,031
Swiss Insured Brazil Power Finance Sarl (A)	9.850	07-16-32	BRL	2,100,000	478,198
Macau 0.8%					2,321,648
Sands China, Ltd. (A)	5.400	08-08-28		2,300,000	2,321,648
Malaysia 0.5%					1,599,948
Press Metal Labuan, Ltd.	4.800	10-30-22		1,700,000	1,599,948
Mauritius 0.4%					1,216,972
HT Global IT Solutions Holdings, Ltd.	7.000	07-14-21		1,200,000	1,216,972
Mexico 5.1%					14,684,419
America Movil SAB de CV	6.000	06-09-19	MXN	68,110,000	3,485,311
America Movil SAB de CV	7.125	12-09-24	MXN	13,000,000	623,332
Banco Nacional de Comercio Exterior SNC (3.800% to 8-11-21, then 5 Year CMT + 3.000%) (A)	3.800	08-11-26		1,115,000	1,084,349
Cemex SAB de CV (A)	6.125	05-05-25		1,080,000	1,107,000
Credito Real SAB de CV (A)	7.250	07-20-23		1,500,000	1,522,917
Credito Real SAB de CV (9.125% to 11-29-22, then 10 Year CMT + 7.026%) (A)(B)	9.125	11-29-22		1,630,000	1,617,775
Cydsa SAB de CV (A)	6.250	10-04-27		650,000	613,412
Petroleos Mexicanos	5.375	03-13-22		1,600,000	1,635,200
Petroleos Mexicanos	5.500	01-21-21		445,000	457,460
Petroleos Mexicanos	6.000	03-05-20		695,000	718,456
Petroleos Mexicanos (A)	7.650	11-24-21	MXN	7,630,000	377,872
Sixsigma Networks Mexico SA de CV (A)	7.500	05-02-25		1,470,000	1,441,335
Netherlands 3.7%					10,737,126
Braskem Netherlands Finance BV (A)	3.500	01-10-23		980,000	910,185
Darling Global Finance BV (A)	3.625	05-15-26	EUR	1,020,000	1,219,023
ING Groep NV (6.000% to 4-16-20, then 5 Year U.S. Swap Rate + 4.445%) (B)	6.000	04-16-20		2,340,000	2,320,812
Jababeka International BV	6.500	10-05-23		2,300,000	1,872,904
Listrindo Capital BV	4.950	09-14-26		1,000,000	912,500
Nostrum Oil & Gas Finance BV (A)	8.000	07-25-22		990,000	945,450
NXP BV (A)	4.625	06-01-23		1,125,000	1,141,875
PB International BV	7.625	01-26-22		1,500,000	1,414,377
Peru 0.3%					828,788
Banco de Credito del Peru (A)	4.850	10-30-20	PEN	2,735,000	828,788
Russia 0.8%					2,241,178
ALROSA Finance SA (A)	7.750	11-03-20		850,000	901,795
Severstal OAO (A)	5.900	10-17-22		1,310,000	1,339,383
Singapore 2.9%					8,484,507
ABJA Investment Company Pte, Ltd.	5.950	07-31-24		1,800,000	1,770,102
Alam Synergy Pte, Ltd.	6.625	04-24-22		1,000,000	865,138
Indika Energy Capital III Pte, Ltd.	5.875	11-09-24		1,000,000	919,942
Indika Energy Capital III Pte, Ltd. (A)	5.875	11-09-24		1,400,000	1,287,919
TBG Global Pte, Ltd.	5.250	02-10-22		2,400,000	2,342,959
TBLA International Pte, Ltd.	7.000	01-24-23		1,500,000	1,298,447
4	JOHN HANCOCK GLOBAL SHORT DURATION CREDIT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
South Africa 0.5%					$1,454,592
AngloGold Ashanti Holdings PLC	5.375	04-15-20		1,425,000	1,454,592
South Korea 0.7%					1,949,798
Woori Bank (5.250% to 5-16-22, then 5 Year CMT + 3.347%) (A)(B)	5.250	05-16-22		2,000,000	1,949,798
Switzerland 0.4%					1,101,600
Transocean Pontus, Ltd. (A)	6.125	08-01-25		1,080,000	1,101,600
Taiwan 0.4%					1,100,211
WTT Investment, Ltd. (A)	5.500	11-21-22		1,100,000	1,100,211
Turkey 0.4%					1,116,729
QNB Finansbank AS (A)	4.875	05-19-22		1,340,000	1,116,729
United Arab Emirates 0.8%					2,358,840
Dubai Electricity & Water Authority (A)	7.375	10-21-20		475,000	513,000
Oztel Holdings SPC, Ltd. (A)	5.625	10-24-23		1,855,000	1,845,840
United Kingdom 1.3%					3,848,077
Barclays PLC (7.750% to 9-15-23, then 5 Year U.S. Swap Rate + 4.842%) (B)	7.750	09-15-23		1,080,000	1,089,504
HSBC Holdings PLC (6.250% to 3-23-23, then 5 Year U.S. ISDAFIX + 3.453%) (B)	6.250	03-23-23		1,975,000	1,982,505
Mclaren Finance PLC (A)	5.750	08-01-22		790,000	776,068
United States 22.1%					64,152,254
Advanced Micro Devices, Inc.	7.000	07-01-24		770,000	816,200
American Tire Distributors, Inc. (A)	10.250	03-01-22		220,000	77,000
Antero Resources Corp.	5.125	12-01-22		1,300,000	1,313,000
Archrock Partners LP	6.000	10-01-22		1,685,000	1,680,788
ASP AMC Merger Sub, Inc. (A)	8.000	05-15-25		795,000	608,175
Banff Merger Sub, Inc. (A)	9.750	09-01-26		845,000	847,113
Bausch Health Companies, Inc. (A)	4.500	05-15-23	EUR	660,000	746,911
Bausch Health Companies, Inc. (A)	7.500	07-15-21		1,000,000	1,015,880
Bayer US Finance II LLC (3 month LIBOR + 1.010%) (A)(C)	3.345	12-15-23		525,000	528,938
BBVA Bancomer SA (A)	6.500	03-10-21		930,000	971,850
Blue Racer Midstream LLC (A)	6.125	11-15-22		1,720,000	1,754,366
Cablevision Systems Corp.	5.875	09-15-22		1,325,000	1,348,188
CCO Holdings LLC	5.125	02-15-23		1,180,000	1,181,475
Cincinnati Bell, Inc. (A)	8.000	10-15-25		1,300,000	1,153,750
Citigroup, Inc. (6.125% to 11-15-20, then 3 month LIBOR + 4.478%) (B)	6.125	11-15-20		1,000,000	1,045,500
Clear Channel Worldwide Holdings, Inc.	6.500	11-15-22		650,000	664,625
Community Health Systems, Inc.	5.125	08-01-21		390,000	376,350
Consolidated Communications, Inc.	6.500	10-01-22		1,820,000	1,717,625
CSI Compressco LP	7.250	08-15-22		2,300,000	2,130,375
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (A)	5.850	05-21-43		1,060,000	975,200
Eldorado Resorts, Inc.	7.000	08-01-23		1,215,000	1,279,760
EMI Music Publishing Group North America Holdings, Inc. (A)	7.625	06-15-24		900,000	968,625
Energy Transfer Partners LP (6.250% to 2-15-23, then 3 month LIBOR + 4.028%) (B)	6.250	02-15-23		1,300,000	1,257,750
Enova International, Inc.	9.750	06-01-21		1,348,000	1,412,030
Exela Intermediate LLC (A)	10.000	07-15-23		610,000	638,975
Freedom Mortgage Corp. (A)	8.125	11-15-24		1,440,000	1,395,000
frontdoor, Inc. (A)	6.750	08-15-26		290,000	296,888
Frontier Communications Corp.	7.125	01-15-23		910,000	619,938
General Electric Company (5.000% to 1-21-21, then 3 month LIBOR + 3.330%) (B)	5.000	01-21-21		1,610,000	1,584,844
GLP Capital LP	5.375	04-15-26		655,000	680,185
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL SHORT DURATION CREDIT FUND	5

	Rate (%)	Maturity date		Par value^	Value
United States (continued)
Group 1 Automotive, Inc. (A)	5.250	12-15-23		1,345,000	$1,308,013
HCA Healthcare, Inc.	6.250	02-15-21		1,310,000	1,368,950
HCA, Inc.	7.500	02-15-22		590,000	647,525
International Game Technology PLC (A)	5.625	02-15-20		1,050,000	1,068,375
Intrepid Aviation Group Holdings LLC (A)	8.500	08-15-21		1,150,000	1,152,059
iStar, Inc.	4.625	09-15-20		690,000	686,550
Ladder Capital Finance Holdings LLLP (A)	5.875	08-01-21		1,000,000	1,013,750
Laredo Petroleum, Inc.	6.250	03-15-23		1,295,000	1,298,238
Lions Gate Capital Holdings LLC (A)	5.875	11-01-24		735,000	757,969
MDC Partners, Inc. (A)	6.500	05-01-24		1,250,000	1,120,313
MEDNAX, Inc. (A)	5.250	12-01-23		790,000	788,025
MGIC Investment Corp.	5.750	08-15-23		810,000	847,179
Murphy Oil Corp.	4.000	06-01-22		1,000,000	985,968
National CineMedia LLC	6.000	04-15-22		1,405,000	1,426,075
NCR Corp.	5.875	12-15-21		1,000,000	1,009,150
Newfield Exploration Company	5.750	01-30-22		985,000	1,039,175
NRG Energy, Inc.	6.250	07-15-22		462,000	477,015
Oasis Petroleum, Inc.	6.875	03-15-22		643,000	655,056
Plains All American Pipeline LP (6.125% to 11-15-22, then 3 month LIBOR + 4.110%) (B)	6.125	11-15-22		1,185,000	1,158,338
Platform Specialty Products Corp. (A)	6.500	02-01-22		595,000	608,388
Qorvo, Inc.	7.000	12-01-25		270,000	292,950
Revlon Consumer Products Corp.	5.750	02-15-21		950,000	779,000
Reynolds Group Issuer, Inc. (A)	7.000	07-15-24		650,000	660,400
Rite Aid Corp. (A)	6.125	04-01-23		1,315,000	1,179,818
Select Medical Corp.	6.375	06-01-21		1,000,000	1,010,000
Simmons Foods, Inc. (A)	5.750	11-01-24		550,000	437,250
Simmons Foods, Inc. (A)	7.750	01-15-24		420,000	431,550
Stearns Holdings LLC (A)	9.375	08-15-20		460,000	460,000
Tapstone Energy LLC (A)	9.750	06-01-22		845,000	739,375
Team Health Holdings, Inc. (A)	6.375	02-01-25		815,000	707,013
The Chemours Company	6.625	05-15-23		995,000	1,042,263
Tribune Media Company	5.875	07-15-22		1,115,000	1,131,725
Whiting Petroleum Corp.	5.750	03-15-21		930,000	953,250
Williams Scotsman International, Inc. (A)	6.875	08-15-23		675,000	669,094
Williams Scotsman International, Inc. (A)	7.875	12-15-22		1,405,000	1,447,150
Windstream Services LLC (A)	6.375	08-01-23		2,830,000	1,504,598

WPX Energy, Inc.	6.000	01-15-22		197,000	203,403
Capital preferred securities 0.3%					$728,000
(Cost $782,167)
United States 0.3%					728,000

ILFC E-Capital Trust II (Highest of 3 month LIBOR/10 Year CMT/30 Year CMT + 1.800%) (A)(C)	4.820	12-21-65		800,000	728,000

Term loans (D) 11.5%					$33,571,607
(Cost $34,243,437)
France 0.5%					1,389,787
Crown European Holdings SA (1 month EURIBOR + 2.375%)	2.375	04-03-25	EUR	1,195,000	1,389,787
Luxembourg 0.7%					2,075,660
Almonde, Inc. (1 month LIBOR + 3.500%)	5.576	06-13-24		1,027,589	1,022,174
Mallinckrodt International Finance SA (3 month LIBOR + 2.750%)	5.203	09-24-24		812,137	805,031
SS&C European Holdings Sarl (1 month LIBOR + 2.250%)	4.326	04-16-25		248,331	248,455
6	JOHN HANCOCK GLOBAL SHORT DURATION CREDIT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
United States 10.3%					$30,106,160
Ancestry.com Operations, Inc. (1 month LIBOR + 3.250%)	5.330	10-19-23		1,117,283	1,117,562
Apergy Corp. (3 month LIBOR + 2.500%)	4.625	05-09-25		520,000	521,300
Avaya, Inc. (1 month LIBOR + 4.250%)	6.313	12-15-24		995,000	1,001,099
BWAY Holding Company (3 month LIBOR + 3.250%)	5.581	04-03-24		1,128,600	1,123,758
Cengage Learning, Inc. (1 month LIBOR + 4.250%)	6.327	06-07-23		855,000	791,303
CenturyLink, Inc. (1 month LIBOR + 2.750%)	4.826	01-31-25		608,975	601,667
Consolidated Container Company LLC (1 month LIBOR + 2.750%)	4.826	05-22-24		1,240,641	1,241,571
Doncasters US Finance LLC (3 month LIBOR + 3.500%)	5.834	04-09-20		355,258	327,061
Freedom Mortgage Corp. (3 month LIBOR + 4.750%)	6.815	02-23-22		1,135,300	1,141,919
frontdoor, Inc. (3 month LIBOR + 2.500%)	4.625	08-14-25		625,000	625,781
Frontier Communications Corp. (1 month LIBOR + 3.750%)	5.830	06-15-24		649,622	626,885
FTS International, Inc. (1 month LIBOR + 4.750%)	6.826	04-16-21		412,032	412,292
Gates Global LLC (3 month EURIBOR + 3.000%)	3.000	04-01-24	EUR	799,367	928,097
Gentiva Health Services, Inc. (3 month LIBOR + 3.750%)	6.125	07-02-25		1,294,118	1,302,206
LSC Communications, Inc. (1 month LIBOR + 5.500%)	7.576	09-30-22		1,167,911	1,167,911
Marriott Ownership Resorts, Inc. (E)	TBD	08-09-25		1,000,000	1,001,250
McGraw-Hill Global Education Holdings LLC (1 month LIBOR + 4.000%)	6.076	05-04-22		972,519	926,811
Metro-Goldwyn-Mayer, Inc. (1 month LIBOR + 4.500%)	6.580	07-03-26		550,000	550,000
Moran Foods LLC (1 month LIBOR + 6.000%)	8.076	12-05-23		1,383,925	988,358
National Mentor Holdings, Inc. (3 month LIBOR + 3.000%)	5.334	01-31-21		1,083,900	1,086,880
Neiman Marcus Group, Ltd. LLC (1 month LIBOR + 3.250%)	5.330	10-25-20		1,219,358	1,130,345
NeuStar, Inc. (1 month LIBOR + 8.000%)	10.076	08-08-25		634,824	621,067
New Arclin US Holding Corp. (3 month LIBOR + 3.500%)	5.834	02-14-24		957,763	962,551
Project Alpha Intermediate Holding, Inc. (6 month LIBOR + 3.500%)	5.990	04-26-24		1,178,100	1,177,605
Rackspace Hosting, Inc. (2 and 3 month LIBOR + 3.000%)	5.348	11-03-23		1,493,422	1,483,162
Select Medical Corp. (Prime rate + 1.750% and 1 month LIBOR + 2.750%)	4.821	03-01-21		1,185,000	1,190,427
SS&C Technologies, Inc. (1 month LIBOR + 2.250%)	4.326	04-16-25		638,383	638,702
Team Health Holdings, Inc. (1 month LIBOR + 2.750%)	4.826	02-06-24		1,009,774	963,496
The Edelman Financial Center LLC (3 month LIBOR + 3.250%)	5.592	07-21-25		800,000	803,752
Twin River Management Group, Inc. (3 month LIBOR + 3.500%)	5.834	07-10-20		1,168,271	1,172,289
West Corp. (1 month LIBOR + 3.500%)	5.576	10-10-24		975,000	964,704

West Corp. (1 month LIBOR + 4.000%)	6.076	10-10-24		1,521,484	1,514,349
Collateralized mortgage obligations 3.8%					$10,885,080
(Cost $10,725,236)
United States 3.8%					10,885,080
BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class F (A)(F)	3.716	04-14-33		2,000,000	1,871,584
BBCMS Mortgage Trust Series 2018-TALL, Class E (1 month LIBOR + 2.437%) (A)(C)	4.500	03-15-37		1,160,000	1,163,263
BX Commercial Mortgage Trust Series 2018-BIOA, Class E (1 month LIBOR + 1.951%) (A)(C)	4.014	03-15-37		835,000	837,087
CGBAM Commercial Mortgage Trust Series 2015-SMRT, Class F (A)(F)	3.912	04-10-28		500,000	495,499
Commercial Mortgage Trust (Deutsche Bank AG) Series 2014-TWC, Class E (1 month LIBOR + 3.250%) (A)(C)	5.321	02-13-32		1,500,000	1,518,572
GAHR Commercial Mortgage Trust Series 2015-NRF, Class EFX (A)(F)	3.495	12-15-34		1,310,000	1,297,914
GS Mortgage Securities Corp. Trust Series 2016-RENT, Class E (A)(F)	4.202	02-10-29		1,780,000	1,753,525
Hudsons Bay Simon JV Trust Series 2015-HBFL, Class DFL (1 month LIBOR + 3.650%) (A)(C)	5.980	08-05-34		135,000	134,924
MSCG Trust Series 2016-SNR, Class D (A)	6.550	11-15-34		943,500	936,149

WFCG Commercial Mortgage Trust Series 2015-BXRP, Class D (1 month LIBOR + 2.571%) (A)(C)	4.634	11-15-29		875,736	876,563
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL SHORT DURATION CREDIT FUND	7

	Rate (%)	Maturity date	Par value^	Value

Asset backed securities 0.9%				$2,647,271
(Cost $2,579,365)
United States 0.9%				2,647,271
Coinstar Funding LLC Series 2017-1A, Class A2 (A)	5.216	04-25-47	143,188	144,823
Driven Brands Funding LLC Series 2015-1A, Class A2 (A)	5.216	07-20-45	1,128,100	1,165,293
VB-S1 Issuer LLC Series 2016-1A, Class F (A)	6.901	06-15-46	1,000,000	1,037,402
Westgate Resorts LLC Series 2015-2A, Class B (A)	4.000	07-20-28	300,379	299,753

	Shares	Value
Common stocks 0.5%		$1,355,172
(Cost $1,847,659)
United States 0.5%		1,355,172
Allergan PLC	3,995	765,881
Avaya Holdings Corp. (G)	13,288	310,408
Halcon Resources Corp. (G)	26,609	121,869

SandRidge Energy, Inc. (G)	9,900	157,014
Preferred securities 1.8%		$5,330,604
(Cost $5,168,777)
United States 1.8%		5,330,604
Crown Castle International Corp., Series A, 6.875%	1,735	1,911,623
DTE Energy Company, 6.500%	11,530	609,476
GMAC Capital Trust I (3 month LIBOR + 5.785%), 8.099% (C)	60,170	1,612,556
Kinder Morgan, Inc., 9.750%	16,350	546,254

Sempra Energy, 6.000%	4,504	462,921
Sempra Energy, 6.750%	1,816	187,774
Warrants 0.0%		$11,563
(Cost $0)
Avaya Holdings Corp. (Expiration Date: 12-15-22; Strike Price: $25.55) (G)	2,773	10,676
Halcon Resources Corp. (Expiration Date: 9-9-20; Strike Price: $14.04) (G)	5,544	887

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.9%				$5,457,916
(Cost $5,457,199)
U.S. Government 0.3%				799,916
U.S. Treasury Bill	1.885	09-06-18	800,000	799,916
U.S. Government Agency 1.3%				3,886,000
Federal Agricultural Mortgage Corp. Discount Note	1.830	09-04-18	781,000	781,000
Federal Home Loan Bank Discount Note	1.830	09-04-18	3,105,000	3,105,000

	Par value^	Value
Repurchase agreement 0.3%		772,000

Repurchase Agreement with State Street Corp. dated 8-31-18 at 0.900% to be repurchased at $772,077 on 9-4-18, collateralized by $810,000 U.S. Treasury Notes, 2.000% due 7-31-22 (valued at $788,881, including interest)	772,000	772,000
Total investments (Cost $295,137,406) 98.5%		$286,384,565
Other assets and liabilities, net 1.5%		4,346,004
Total net assets 100.0%		$290,730,569

8	JOHN HANCOCK GLOBAL SHORT DURATION CREDIT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol

Security Abbreviations and Legend
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $109,810,773 or 37.8% of the fund's net assets as of 8-31-18.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(E)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following sector composition as a percentage of net assets on 8-31-18:
Energy	16.7%
Financials	15.1%
Materials	11.9%
Consumer discretionary	10.5%
Telecommunication services	8.1%
Real estate	7.5%
Information technology	5.8%
Health care	4.7%
Industrials	4.2%
Collateralized mortgage obligations	3.8%
Consumer staples	3.5%
Foreign government obligations	2.0%
Utilities	1.9%
Asset backed securities	0.9%
Short-term investments and other	3.4%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL SHORT DURATION CREDIT FUND	9

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	30	Short	Dec 2018	$(3,599,112)	$(3,607,969)	$(8,857)
German Euro BUND Futures	21	Short	Sep 2018	(3,961,584)	(3,979,828)	(18,244)
						$(27,101)
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	194,450	MXN	3,730,000	Citibank N.A.	9/19/2018	—	$(341)
USD	3,323,380	MXN	64,000,000	State Street Bank and Trust Company	9/19/2018	—	(18,881)
USD	829,165	PEN	2,735,000	State Street Bank and Trust Company	10/30/2018	$2,538	—
						$2,538	$(19,222)

Derivatives Currency Abbreviations
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
USD	U.S. Dollar
OTC is an abbreviation for over-the-counter. See Notes to Fund's investments regarding investment transactions and other derivatives information.
10	JOHN HANCOCK GLOBAL SHORT DURATION CREDIT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Futures contracts are typically valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of August 31, 2018, by major security category or type:

	Total value at 8-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Foreign government obligations	$5,890,373	—	$5,890,373	—
Corporate bonds	220,506,979	—	220,506,979	—
Capital preferred securities	728,000	—	728,000	—
Term loans	33,571,607	—	33,571,607	—
Collateralized mortgage obligations	10,885,080	—	10,885,080	—
Asset backed securities	2,647,271	—	2,647,271	—
Common stocks	1,355,172	$1,355,172	—	—
Preferred securities	5,330,604	3,418,981	1,911,623	—
Warrants	11,563	887	10,676	—
Short-term investments	5,457,916	—	5,457,916	—
Total investments in securities	$286,384,565	$4,775,040	$281,609,525	—
Derivatives:
Assets
Forward foreign currency contracts	$2,538	—	$2,538	—
Liabilities
Futures	(27,101)	$(27,101)	—	—
Forward foreign currency contracts	(19,222)	—	(19,222)	—

       11

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, could impair the fund's ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund's income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund's cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended August 31, 2018, the fund used futures contracts to manage duration and maintain diversity of the fund.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended August 31, 2018, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       12

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	426Q1	08/18
This report is for the information of the shareholders of John Hancock Global Short Duration Credit Fund.		10/18

John Hancock

Government Income Fund

Quarterly portfolio holdings 8/31/18

Fund’s investments
As of 8-31-18 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 66.5%				$166,114,224
(Cost $168,813,084)
U.S. Government 29.8%				74,351,806
U.S. Treasury
Bond	2.875	05-15-43	2,500,000	2,436,523
Bond	2.875	11-15-46	10,095,000	9,808,318
Bond	3.000	02-15-47	3,645,000	3,629,480
Bond	3.000	02-15-48	17,520,000	17,431,719
Note	1.875	04-30-22	10,355,000	10,047,181
Note	1.875	07-31-22	3,310,000	3,204,364
Note	2.000	10-31-22	2,800,000	2,718,406
Note	2.125	12-31-22	7,500,000	7,309,863
Note	2.250	02-15-27	5,050,000	4,823,342
Note	2.625	02-28-23	1,500,000	1,492,676
Note (A)	2.750	07-31-23	9,500,000	9,499,629
Note	2.875	05-15-28	1,950,000	1,950,305
U.S. Government Agency 36.7%				91,762,418
Federal Agricultural Mortgage Corp. Note (3 month LIBOR + 0.080%) (B)	2.416	01-03-22	3,000,000	3,014,551
Federal Farm Credit Bank
Bond	2.730	02-14-22	2,700,000	2,692,918
Bond	3.000	06-29-22	2,635,000	2,635,003
Bond	3.120	07-25-22	2,500,000	2,500,105
Federal Home Loan Bank Bond	3.250	05-23-23	4,465,000	4,463,687
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	3.000	04-01-43	1,188,967	1,159,229
30 Yr Pass Thru	3.500	12-01-44	3,931,694	3,933,517
30 Yr Pass Thru	3.500	02-01-47	1,866,879	1,863,952
30 Yr Pass Thru	4.000	12-01-40	889,857	912,788
30 Yr Pass Thru	4.000	01-01-41	950,713	975,211
30 Yr Pass Thru	4.000	01-01-41	1,058,395	1,085,668
30 Yr Pass Thru	4.000	11-01-43	1,420,851	1,463,680
30 Yr Pass Thru	4.000	06-01-47	1,955,765	2,004,634
Note	3.100	05-15-23	2,500,000	2,499,233
Federal National Mortgage Association
15 Yr Pass Thru	3.000	03-01-28	1,750,571	1,746,329
15 Yr Pass Thru	3.500	03-01-26	1,876,842	1,900,303
15 Yr Pass Thru	3.500	07-01-26	1,099,348	1,113,152
30 Yr Pass Thru	3.000	12-01-42	4,707,172	4,589,806
30 Yr Pass Thru	3.500	07-01-43	2,257,575	2,259,591
30 Yr Pass Thru	3.500	03-01-44	1,086,844	1,087,646
30 Yr Pass Thru	3.500	01-01-45	5,180,129	5,178,282
30 Yr Pass Thru	3.500	04-01-45	5,043,044	5,038,093
30 Yr Pass Thru	4.000	09-01-40	2,596,483	2,664,304
30 Yr Pass Thru	4.000	12-01-40	1,741,622	1,786,025
30 Yr Pass Thru	4.000	12-01-40	2,175,378	2,236,278
30 Yr Pass Thru	4.000	09-01-41	1,791,706	1,838,506
30 Yr Pass Thru	4.000	10-01-41	1,883,841	1,934,814
30 Yr Pass Thru	4.000	01-01-42	863,053	886,405
30 Yr Pass Thru	4.000	07-01-42	2,199,522	2,259,380
30 Yr Pass Thru	4.000	11-01-42	4,272,356	4,381,280
30 Yr Pass Thru	4.000	11-01-43	3,713,944	3,811,533
30 Yr Pass Thru	4.000	12-01-43	2,121,014	2,175,421
30 Yr Pass Thru	4.500	08-01-40	1,783,156	1,869,029
2	JOHN HANCOCK GOVERNMENT INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500	06-01-41	3,070,051	$3,220,776
30 Yr Pass Thru	4.500	07-01-41	2,626,794	2,755,757
30 Yr Pass Thru	4.500	11-01-41	589,103	617,105
30 Yr Pass Thru	4.500	02-01-42	2,806,183	2,936,061
30 Yr Pass Thru	5.000	04-01-35	218,284	233,198

30 Yr Pass Thru	5.000	09-01-40	801,108	855,693

30 Yr Pass Thru	5.000	04-01-41	1,108,629	1,183,475
Municipal bonds 0.4%				$1,172,924
(Cost $1,164,197)
Pennsylvania Higher Education Assistance Agency (3 month LIBOR + 0.130%) (B)	2.465	10-25-36	1,181,300	1,172,924
Collateralized mortgage obligations 28.7%				$71,687,721
(Cost $72,715,054)
Commercial and residential 2.8%				6,888,080
BAMLL Commercial Mortgage Securities Trust Series 2013-DSNY, Class E (1 month LIBOR + 2.600%) (B)(C)	4.663	09-15-26	380,000	379,854
Citigroup Mortgage Loan Trust, Inc. Series 2018-RP1, Class A1 (C)(D)	3.000	09-25-64	1,850,380	1,820,044
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG) Series 2012-CR2, Class XA IO	1.815	08-15-45	3,954,543	209,688
Commercial Mortgage Trust (Deutsche Bank AG) Series 2013-LC13, Class B (C)(D)	5.009	08-10-46	595,000	622,603
HarborView Mortgage Loan Trust Series 2005-2, Class X IO	0.862	05-19-35	6,429,132	228,655
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	1.065	10-25-36	7,956,679	352,373
Series 2005-AR18, Class 2X IO	0.705	10-25-36	7,342,381	52,343
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-C14, Class XA IO (C)	1.582	07-05-32	4,951,287	236,572
Seasoned Credit Risk Transfer Trust Series 2018-3, Class MA	3.500	08-25-57	1,968,385	1,962,022
Wells Fargo Commercial Mortgage Trust Series 2013-120B, Class C (C)(D)	2.800	03-18-28	1,040,000	1,023,926
U.S. Government Agency 25.9%				64,799,641
Federal Home Loan Mortgage Corp.
Series 237, Class F29 (1 month LIBOR + 0.250%) (B)	2.313	05-15-36	1,310,446	1,315,345
Series 246, Class F29 (1 month LIBOR + 0.250%) (B)	2.313	05-15-37	2,063,647	2,071,604
Series 279, Class F6 (1 month LIBOR + 0.450%) (B)	2.513	09-15-42	1,831,525	1,839,391
Series 3903, Class LF (1 month LIBOR + 0.550%) (B)	2.613	08-15-41	1,428,050	1,437,479
Series 4005, Class PF (1 month LIBOR + 0.500%) (B)	2.563	10-15-41	530,236	533,066
Series 4083, Class PB	3.500	09-15-41	6,093,272	6,133,153
Series 4125, Class FH (1 month LIBOR + 0.350%) (B)	2.413	11-15-42	850,138	851,976
Series 4191, Class FA (1 month LIBOR + 0.300%) (B)	2.363	03-15-43	1,319,710	1,317,767
Series 4215, Class NF (1 month LIBOR + 0.350%) (B)	2.413	06-15-43	2,555,196	2,562,248
Series 4236, Class DF (1 month LIBOR + 0.450%) (B)	2.513	08-15-43	650,760	657,705
Series 4459, Class CA	5.000	12-15-34	202,550	210,831
Series 4482, Class MA	2.000	04-15-31	1,004,266	987,495
Series K012, Class A2 (D)	4.186	12-25-20	2,603,000	2,670,587
Series K017, Class X1 IO	1.484	12-25-21	3,815,687	135,036
Series K018, Class X1 IO	1.501	01-25-22	3,541,742	127,890
Series K022, Class X1 IO	1.365	07-25-22	9,168,935	365,267
Series K026, Class X1 IO	1.127	11-25-22	4,379,354	149,835
Series K030, Class X1 IO	0.312	04-25-23	48,854,673	394,804
Series K038, Class X1 IO	1.322	03-25-24	6,993,426	368,162
Series K048, Class X1 IO	0.376	06-25-25	5,161,857	76,984
Series K049, Class A2	3.010	07-25-25	3,000,000	2,966,271
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	3

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series K050, Class X1 IO	0.460	08-25-25	73,414,922	$1,499,720
Series K053, Class X1 IO	1.028	12-25-25	28,028,441	1,532,640
Series K054, Class X1 IO	1.316	01-25-26	21,874,187	1,565,098
Series K706, Class X1 IO	1.694	10-25-18	5,026,060	1,642
Series K707, Class X1 IO	1.629	12-25-18	2,093,236	3,761
Series K709, Class X1 IO	1.628	03-25-19	4,297,214	18,486
Series K710, Class X1 IO	1.858	05-25-19	3,405,623	23,975
Series K711, Class X1 IO	1.798	07-25-19	9,817,515	76,802
Series K715, Class X1 IO	1.260	01-25-21	37,138,199	809,353
Series K718, Class X1 IO	0.760	01-25-22	21,969,312	397,335
Series K720, Class X1 IO	0.649	08-25-22	65,142,104	1,107,168
Series K722, Class X1 IO	1.441	03-25-23	27,836,801	1,324,261
Series K725, Class A1	2.666	05-25-23	1,440,229	1,424,333
Series KSMC, Class A2	2.615	01-25-23	2,000,000	1,963,017
Federal National Mortgage Association
Series 1993-225, Class TK	6.500	12-25-23	247,488	255,194
Series 2010-123, Class FL (1 month LIBOR + 0.430%) (B)	2.495	11-25-40	389,105	391,666
Series 2011-32, Class CK	3.500	09-25-28	163,273	163,414
Series 2012-120, Class AF (1 month LIBOR + 0.250%) (B)	2.315	02-25-32	1,055,334	1,049,378
Series 2013-130, Class AG	4.000	10-25-43	3,563,511	3,648,717
Series 2013-35, Class QB	1.750	02-25-43	1,045,072	1,013,891
Series 2013-40, Class DG	2.000	06-25-37	1,076,867	1,051,449
Series 2014-28, Class BD	3.500	08-25-43	2,680,831	2,700,996
Series 2014-44, Class DA	3.000	07-25-36	1,228,675	1,218,836
Series 2014-49, Class C	3.000	08-25-44	1,136,594	1,127,857
Series 2015-M13, Class A2 (D)	2.802	06-25-25	1,500,000	1,459,034
Series 2016-40, Class MF (1 month LIBOR + 0.500%) (B)	2.565	07-25-46	940,350	950,185
Series 2018-M7, Class A1 (D)	3.150	03-25-28	1,984,634	1,972,376
Government National Mortgage Association
Series 2007-26, Class FB (1 month LIBOR + 0.250%) (B)	2.327	05-20-37	3,196,854	3,189,013
Series 2012-114, Class IO	0.785	01-16-53	1,999,314	105,599
Series 2013-30, Class A	1.500	05-16-42	494,285	475,465
Series 2015-7, Class IO	0.789	01-16-57	17,036,434	986,135
Series 2017-109, Class IO	0.611	04-16-57	2,725,219	154,201
Series 2017-124, Class IO	0.706	01-16-59	3,351,520	219,225
Series 2017-140, Class IO	0.610	02-16-59	1,972,759	121,376
Series 2017-20, Class IO	0.748	12-16-58	4,239,972	260,770
Series 2017-3, Class IO	0.908	09-16-58	3,970,069	298,698
Series 2017-41, Class IO	0.791	07-16-58	2,899,843	203,660
Series 2017-46, Class IO	0.619	11-16-57	3,135,942	187,238
Series 2017-54, Class IO	0.653	12-16-58	19,530,593	1,207,922
Series 2017-61, Class IO	0.768	05-16-59	1,937,413	146,016
Series 2017-74, Class IO	0.778	09-16-58	3,534,603	219,425
Series 2017-89, Class IO	0.765	07-16-59	3,573,037	263,205
Series 2018-114, Class IO	0.540	04-16-60	3,805,000	223,301
Series 2018-68, Class A	2.850	04-16-50	496,045	486,309

Series 2018-9, Class IO	0.558	01-16-60	2,242,932	128,603
Asset backed securities 3.0%				$7,436,275
(Cost $7,516,269)
Asset backed securities 3.0%				7,436,275
Bravo Mortgage Asset Trust Series 2006-1A, Class A2 (1 month LIBOR + 0.240%) (B)(C)	2.305	07-25-36	351,264	350,089
Higher Education Funding I Series 2005-1, Class A5 (3 month LIBOR + 0.160%) (B)	2.471	02-25-32	831,028	830,131
4	JOHN HANCOCK GOVERNMENT INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
SBA Small Business Investment Companies Series 2017-10A, Class 1	2.845	03-10-27	2,879,666	$2,832,569
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-2XS, Class 2A2 (1 month LIBOR + 1.500%) (B)	3.582	02-25-35	226,568	223,044
TAL Advantage V LLC Series 2014-1A, Class A (C)	3.510	02-22-39	214,500	212,568
Towd Point Mortgage Trust
Series 2017-1, Class A1 (C)(D)	2.750	10-25-56	157,374	154,461
Series 2017-2, Class A1 (C)(D)	2.750	04-25-57	122,766	120,514
Series 2017-3, Class A1 (C)(D)	2.750	07-25-57	1,594,265	1,558,394
Series 2017-5, Class A1 (1 month LIBOR + 0.600%) (B)(C)	2.665	02-25-57	1,153,462	1,154,505

	Yield (%)	Shares	Value
Securities lending collateral 2.8%			$6,953,139
(Cost $6,953,000)
John Hancock Collateral Trust (E)	2.0611(F)	694,890	6,953,139

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 0.7%				$1,756,000
(Cost $1,755,901)
U.S. Government Agency 0.3%				647,000
Federal Agricultural Mortgage Corp. Discount Note	1.830	09-04-18	130,000	130,000
Federal Home Loan Bank Discount Note	1.830	09-04-18	517,000	517,000

	Par value^	Value
Repurchase agreement 0.4%		1,109,000
Barclays Tri-Party Repurchase Agreement dated 8-31-18 at 1.940% to be repurchased at $1,109,239 on 9-4-18, collateralized by $1,065,400 U.S. Treasury Inflation Indexed Notes, 0.125% - 0.500% due 4-15-20 to 1-15-28 (valued at $1,131,456 including interest)	1,109,000	1,109,000

Total investments (Cost $258,917,505) 102.1%	$255,120,283
Other assets and liabilities, net (2.1%)	(5,277,045)
Total net assets 100.0%	$249,843,238

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
(A)	All or a portion of this security is on loan as of 8-31-18. The value of securities on loan amounted to $6,812,173.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 8-31-18.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	5

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	17	Long	Dec 2018	$2,044,021	$2,044,516	$495
						$495
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to Fund's investments regarding investment transactions and other derivatives information.
6	JOHN HANCOCK GOVERNMENT INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Futures contracts are typically valued at settlement prices, which are the official closing prices published by the exchange on which they trade.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of August 31, 2018, all investments are categorized as Level 2 under the hierarchy described above, except for futures and securities lending collateral, which are categorized as Level 1.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities also have the risk that the fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is/are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended August 31, 2018, the fund used futures contracts to manage the duration of the fund.

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust	195,716	4,855,673	(4,356,499)	694,890	—	—	$1,429	$235	$6,953,139

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	56Q1	08/18
This report is for the information of the shareholders of John Hancock Government Income Fund.		10/18

John Hancock

High Yield Fund

Quarterly portfolio holdings 8/31/18

Fund’s investments
As of 8-31-18 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 87.8%				$735,910,127
(Cost $737,544,573)
Consumer discretionary 16.9%				142,025,546
Auto components 0.4%
Adient Global Holdings, Ltd. (A)	4.875	08-15-26	3,710,000	3,339,000
Automobiles 0.3%
Mclaren Finance PLC (A)	5.750	08-01-22	2,960,000	2,907,797
Distributors 0.0%
American Tire Distributors, Inc. (A)	10.250	03-01-22	920,000	322,000
Diversified consumer services 0.6%
frontdoor, Inc. (A)	6.750	08-15-26	1,235,000	1,264,331
Graham Holdings Company (A)	5.750	06-01-26	3,610,000	3,691,225
Hotels, restaurants and leisure 2.7%
Eldorado Resorts, Inc.	7.000	08-01-23	5,380,000	5,666,754
GLP Capital LP	5.375	04-15-26	2,775,000	2,881,699
Hilton Domestic Operating Company, Inc. (A)	5.125	05-01-26	3,070,000	3,073,838
International Game Technology PLC (A)	6.500	02-15-25	3,910,000	4,105,500
MGM Resorts International	6.000	03-15-23	2,610,000	2,709,572
Waterford Gaming LLC (A)(B)(C)	8.625	09-15-14	1,649,061	0
Wyndham Destinations, Inc.	5.100	10-01-25	4,325,000	4,376,359
Household durables 0.6%
Tempur Sealy International, Inc.	5.500	06-15-26	2,815,000	2,744,625
William Lyon Homes, Inc. (A)	6.000	09-01-23	2,600,000	2,509,780
Internet and direct marketing retail 0.6%
Netflix, Inc. (A)	5.875	11-15-28	4,710,000	4,720,880
Media 10.8%
Altice Financing SA (A)	7.500	05-15-26	4,375,000	4,167,188
Altice France SA (A)	6.250	05-15-24	3,625,000	3,579,688
Altice France SA (A)	7.375	05-01-26	4,600,000	4,519,500
Cablevision Systems Corp.	5.875	09-15-22	1,090,000	1,109,075
Cablevision Systems Corp.	8.000	04-15-20	4,500,000	4,736,250
CCO Holdings LLC (A)	5.000	02-01-28	6,705,000	6,279,434
CCO Holdings LLC	5.125	02-15-23	7,100,000	7,108,875
CCO Holdings LLC (A)	5.125	05-01-27	5,215,000	4,973,806
Cengage Learning, Inc. (A)	9.500	06-15-24	4,530,000	3,898,518
Cequel Communications Holdings I LLC (A)	7.500	04-01-28	3,000,000	3,127,500
Clear Channel Worldwide Holdings, Inc.	6.500	11-15-22	4,980,000	5,092,050
EMI Music Publishing Group North America Holdings, Inc. (A)	7.625	06-15-24	4,050,000	4,358,813
Lions Gate Capital Holdings LLC (A)	5.875	11-01-24	3,775,000	3,892,969
MDC Partners, Inc. (A)	6.500	05-01-24	6,555,000	5,874,919
Meredith Corp. (A)	6.875	02-01-26	4,830,000	4,890,375
National CineMedia LLC	6.000	04-15-22	4,420,000	4,486,300
Sirius XM Radio, Inc. (A)	5.375	04-15-25	4,250,000	4,313,750
Sirius XM Radio, Inc. (A)	6.000	07-15-24	1,790,000	1,859,989
Tribune Media Company	5.875	07-15-22	3,755,000	3,811,325
Viacom, Inc. (6.250% to 2-28-27, then 3 month LIBOR + 3.899%)	6.250	02-28-57	5,700,000	5,641,386
WMG Acquisition Corp. (A)	5.500	04-15-26	2,735,000	2,687,138
Specialty retail 0.9%
goeasy, Ltd. (A)	7.875	11-01-22	2,815,000	2,941,675
Group 1 Automotive, Inc. (A)	5.250	12-15-23	4,485,000	4,361,663
2	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer staples 2.8%				$23,813,602
Food and staples retailing 1.0%
Rite Aid Corp. (A)	6.125	04-01-23	4,500,000	4,037,400
Simmons Foods, Inc. (A)	5.750	11-01-24	2,850,000	2,265,750
Simmons Foods, Inc. (A)	7.750	01-15-24	1,755,000	1,803,263
Food products 0.5%
Post Holdings, Inc. (A)	5.500	03-01-25	2,655,000	2,648,363
Post Holdings, Inc. (A)	5.625	01-15-28	1,900,000	1,835,875
Household products 0.6%
Central Garden & Pet Company	5.125	02-01-28	1,730,000	1,628,363
Spectrum Brands, Inc.	6.625	11-15-22	3,500,000	3,600,625
Personal products 0.4%
Revlon Consumer Products Corp.	6.250	08-01-24	5,225,000	3,030,500
Tobacco 0.3%
Vector Group, Ltd. (A)	6.125	02-01-25	3,095,000	2,963,463
Energy 16.4%				137,423,224
Energy equipment and services 2.4%
Archrock Partners LP	6.000	10-01-22	4,490,000	4,478,775
CSI Compressco LP	7.250	08-15-22	6,005,000	5,562,131
Diamond Offshore Drilling, Inc.	7.875	08-15-25	1,560,000	1,591,200
Nabors Industries, Inc. (A)	5.750	02-01-25	4,590,000	4,414,913
Transocean Guardian, Ltd. (A)	5.875	01-15-24	1,550,000	1,557,750
Transocean Pontus, Ltd. (A)	6.125	08-01-25	2,275,000	2,320,500
Oil, gas and consumable fuels 14.0%
Andeavor Logistics LP	5.250	01-15-25	3,885,000	3,977,269
Antero Resources Corp.	5.125	12-01-22	3,565,000	3,600,650
Blue Racer Midstream LLC (A)	6.125	11-15-22	4,430,000	4,518,511
Blue Racer Midstream LLC (A)	6.625	07-15-26	2,095,000	2,110,713
Cheniere Corpus Christi Holdings LLC	5.125	06-30-27	2,095,000	2,131,663
Cheniere Corpus Christi Holdings LLC	5.875	03-31-25	4,460,000	4,738,750
Cheniere Corpus Christi Holdings LLC	7.000	06-30-24	3,745,000	4,142,906
Chesapeake Energy Corp.	8.000	06-15-27	3,665,000	3,710,813
DCP Midstream Operating LP	5.375	07-15-25	5,300,000	5,432,500
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (A)	5.850	05-21-43	3,875,000	3,565,000
Denbury Resources, Inc. (A)	7.500	02-15-24	2,475,000	2,515,219
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	2,635,000	2,553,862
Energy Transfer Equity LP	5.500	06-01-27	6,240,000	6,544,200
Gulfport Energy Corp.	6.375	01-15-26	2,810,000	2,739,750
Laredo Petroleum, Inc.	6.250	03-15-23	4,600,000	4,611,500
Murphy Oil Corp.	6.875	08-15-24	3,330,000	3,517,117
Newfield Exploration Company	5.375	01-01-26	3,050,000	3,179,625
Newfield Exploration Company	5.750	01-30-22	4,660,000	4,916,300
Oasis Petroleum, Inc. (A)	6.250	05-01-26	3,525,000	3,586,688
Oasis Petroleum, Inc.	6.875	03-15-22	3,146,000	3,204,988
Parsley Energy LLC (A)	5.375	01-15-25	1,690,000	1,702,506
Parsley Energy LLC (A)	5.625	10-15-27	3,795,000	3,842,438
PBF Holding Company LLC	7.250	06-15-25	3,605,000	3,803,275
Plains All American Pipeline LP (6.125% to 11-15-22, then 3 month LIBOR + 4.110%) (D)	6.125	11-15-22	5,275,000	5,156,313
Sabine Pass Liquefaction LLC	5.875	06-30-26	2,880,000	3,113,886
Sable Permian Resources Land LLC (A)	7.125	11-01-20	2,240,000	1,433,600
Sanchez Energy Corp.	6.125	01-15-23	3,270,000	1,846,406
SM Energy Company	5.625	06-01-25	4,195,000	4,153,050
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	3

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
SM Energy Company	6.625	01-15-27	1,100,000	$1,134,419
SM Energy Company	6.750	09-15-26	2,555,000	2,647,619
Tallgrass Energy Partners LP (A)	5.500	09-15-24	3,415,000	3,513,181
Tapstone Energy LLC (A)	9.750	06-01-22	2,740,000	2,397,500
Targa Resources Partners LP (A)	5.875	04-15-26	3,180,000	3,259,500
WPX Energy, Inc.	5.250	09-15-24	4,165,000	4,196,238
Financials 11.9%				100,097,249
Banks 6.1%
Bank of America Corp. (6.100% to 3-17-25, then 3 month LIBOR + 3.898%) (D)	6.100	03-17-25	4,875,000	5,134,594
Barclays PLC (7.750% to 9-15-23, then 5 Year U.S. Swap Rate + 4.842%) (D)	7.750	09-15-23	4,245,000	4,282,356
BNP Paribas SA (7.000% to 8-16-28, then 5 Year U.S. Swap Rate + 3.980%) (A)(D)	7.000	08-16-28	4,685,000	4,685,000
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (A)(D)	8.125	12-23-25	4,765,000	5,236,330
Freedom Mortgage Corp. (A)	8.125	11-15-24	4,600,000	4,456,250
Freedom Mortgage Corp. (A)	8.250	04-15-25	2,940,000	2,848,125
HSBC Holdings PLC (6.500% to 3-23-28, then 5 Year U.S. ISDAFIX + 3.606%) (D)	6.500	03-23-28	4,375,000	4,282,031
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (D)	6.500	04-16-25	4,455,000	4,327,142
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (D)	7.500	06-27-24	4,295,000	4,461,569
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (A)(D)	7.375	09-13-21	5,275,000	5,499,715
Wells Fargo & Company, Series U (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (D)	5.875	06-15-25	5,805,000	6,117,019
Capital markets 0.6%
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) (A)(D)	7.500	07-17-23	4,645,000	4,802,930
Consumer finance 1.2%
Enova International, Inc. (A)	8.500	09-01-24	1,635,000	1,700,400
Enova International, Inc.	9.750	06-01-21	2,021,000	2,116,998
Springleaf Finance Corp.	6.125	05-15-22	1,660,000	1,705,650
Springleaf Finance Corp.	7.125	03-15-26	4,900,000	4,875,843
Diversified financial services 1.1%
ASP AMC Merger Sub, Inc. (A)	8.000	05-15-25	3,355,000	2,566,575
Exela Intermediate LLC (A)	10.000	07-15-23	2,365,000	2,477,338
Lincoln Finance, Ltd. (A)	7.375	04-15-21	1,955,000	2,013,650
Trident Merger Sub, Inc. (A)	6.625	11-01-25	1,980,000	1,873,575
Insurance 0.3%
Ardonagh Midco 3 PLC (A)	8.625	07-15-23	2,190,000	2,222,850
Mortgage real estate investment trusts 0.5%
Starwood Property Trust, Inc.	5.000	12-15-21	4,315,000	4,347,363
Thrifts and mortgage finance 2.1%
Ladder Capital Finance Holdings LLLP (A)	5.875	08-01-21	3,360,000	3,406,200
MGIC Investment Corp.	5.750	08-15-23	4,940,000	5,166,746
Nationstar Mortgage LLC	6.500	06-01-22	5,100,000	5,093,625
Quicken Loans, Inc. (A)	5.250	01-15-28	2,300,000	2,107,375
Stearns Holdings LLC (A)	9.375	08-15-20	2,290,000	2,290,000
4	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care 7.2%				$60,044,504
Health care providers and services 5.5%
Centene Corp. (A)	5.375	06-01-26	3,350,000	3,458,306
Centene Corp.	6.125	02-15-24	3,190,000	3,353,488
DaVita, Inc.	5.125	07-15-24	4,575,000	4,410,849
Encompass Health Corp.	5.750	11-01-24	4,035,000	4,085,438
HCA, Inc.	5.250	06-15-26	2,735,000	2,817,050
HCA, Inc.	5.375	02-01-25	9,640,000	9,750,185
HCA, Inc.	7.500	02-15-22	1,100,000	1,207,250
MEDNAX, Inc. (A)	5.250	12-01-23	4,580,000	4,568,550
Select Medical Corp.	6.375	06-01-21	5,365,000	5,418,650
Team Health Holdings, Inc. (A)	6.375	02-01-25	4,985,000	4,324,488
Tenet Healthcare Corp.	6.750	06-15-23	2,700,000	2,700,000
Pharmaceuticals 1.7%
Bausch Health Companies, Inc. (A)	5.500	11-01-25	2,990,000	2,982,525
Bausch Health Companies, Inc. (A)	9.250	04-01-26	3,905,000	4,142,346
Mallinckrodt International Finance SA (A)	5.500	04-15-25	3,295,000	2,813,106
Teva Pharmaceutical Finance Netherlands III BV	6.000	04-15-24	1,020,000	1,035,772
Teva Pharmaceutical Finance Netherlands III BV	6.750	03-01-28	2,855,000	2,976,501
Industrials 3.4%				28,117,260
Air freight and logistics 0.3%
Mexico City Airport Trust (A)	4.250	10-31-26	3,000,000	2,820,000
Building products 0.8%
Standard Industries, Inc. (A)	5.375	11-15-24	4,165,000	4,185,825
Standard Industries, Inc. (A)	6.000	10-15-25	1,960,000	2,004,453
Commercial services and supplies 1.2%
LSC Communications, Inc. (A)	8.750	10-15-23	4,515,000	4,458,563
Tervita Escrow Corp. (A)	7.625	12-01-21	5,365,000	5,559,481
Construction and engineering 0.4%
AECOM	5.125	03-15-27	3,275,000	3,217,688
Trading companies and distributors 0.7%
AerCap Global Aviation Trust (6.500% to 6-15-25, then 3 month LIBOR + 4.300%) (A)	6.500	06-15-45	3,175,000	3,270,250
United Rentals North America, Inc.	5.500	07-15-25	2,550,000	2,601,000
Information technology 7.1%				59,192,946
Electronic equipment, instruments and components 0.5%
TTM Technologies, Inc. (A)	5.625	10-01-25	4,300,000	4,278,500
Internet software and services 1.6%
Cimpress NV (A)	7.000	06-15-26	4,400,000	4,482,500
Match Group, Inc.	6.375	06-01-24	3,877,000	4,124,159
Travelport Corporate Finance PLC (A)	6.000	03-15-26	4,450,000	4,527,875
IT services 0.8%
Banff Merger Sub, Inc. (A)	9.750	09-01-26	3,600,000	3,609,000
First Data Corp. (A)	5.750	01-15-24	2,725,000	2,779,500
Semiconductors and semiconductor equipment 1.7%
Advanced Micro Devices, Inc.	7.000	07-01-24	4,265,000	4,520,900
NXP BV (A)	4.625	06-01-23	5,455,000	5,536,825
Qorvo, Inc. (A)	5.500	07-15-26	3,220,000	3,236,100
Qorvo, Inc.	7.000	12-01-25	523,000	567,455
Software 1.8%
Ascend Learning LLC (A)	6.875	08-01-25	2,500,000	2,525,000
CDK Global, Inc.	5.875	06-15-26	1,600,000	1,642,624
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	5

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software (continued)
j2 Cloud Services LLC (A)	6.000	07-15-25	3,351,000	$3,447,341
RP Crown Parent LLC (A)	7.375	10-15-24	3,394,000	3,503,287
Symantec Corp. (A)	5.000	04-15-25	4,250,000	4,212,280
Technology hardware, storage and peripherals 0.7%
Dell International LLC (A)	8.350	07-15-46	1,500,000	1,836,686
Western Digital Corp.	4.750	02-15-26	4,450,000	4,362,914
Materials 7.7%				64,312,694
Chemicals 1.9%
Ashland LLC	6.875	05-15-43	2,710,000	2,825,175
GCP Applied Technologies, Inc. (A)	5.500	04-15-26	1,500,000	1,470,000
NOVA Chemicals Corp. (A)	5.250	08-01-23	7,000,000	7,000,000
The Chemours Company	6.625	05-15-23	4,427,000	4,637,283
Containers and packaging 1.2%
ARD Finance SA (7.125% Cash or 7.875% PIK)	7.125	09-15-23	3,725,000	3,776,219
Reynolds Group Issuer, Inc.	5.750	10-15-20	2,926,705	2,930,364
Reynolds Group Issuer, Inc. (A)	7.000	07-15-24	3,200,000	3,251,200
Metals and mining 3.9%
Aleris International, Inc. (A)	10.750	07-15-23	1,500,000	1,597,500
ArcelorMittal	6.500	02-25-22	2,170,000	2,328,241
Coeur Mining, Inc.	5.875	06-01-24	3,470,000	3,313,850
First Quantum Minerals, Ltd. (A)	6.500	03-01-24	2,395,000	2,251,300
First Quantum Minerals, Ltd. (A)	7.250	05-15-22	5,075,000	4,963,984
First Quantum Minerals, Ltd. (A)	7.500	04-01-25	2,450,000	2,358,125
FMG Resources August 2006 Pty, Ltd. (A)	5.125	05-15-24	1,800,000	1,741,500
Freeport-McMoRan, Inc.	6.875	02-15-23	3,220,000	3,437,350
Teck Resources, Ltd.	6.250	07-15-41	6,675,000	7,027,440
Teck Resources, Ltd. (A)	8.500	06-01-24	3,300,000	3,621,750
Paper and forest products 0.7%
Flex Acquisition Company, Inc. (A)	7.875	07-15-26	1,500,000	1,501,875
Norbord, Inc. (A)	6.250	04-15-23	4,110,000	4,279,538
Real estate 1.9%				15,805,438
Equity real estate investment trusts 0.9%
Equinix, Inc.	5.875	01-15-26	4,730,000	4,907,375
Uniti Group LP	8.250	10-15-23	3,025,000	2,850,125
Real estate management and development 1.0%
Williams Scotsman International, Inc. (A)	6.875	08-15-23	2,830,000	2,805,238
Williams Scotsman International, Inc. (A)	7.875	12-15-22	5,090,000	5,242,700
Telecommunication services 10.0%				83,771,461
Diversified telecommunication services 7.1%
Cincinnati Bell, Inc. (A)	8.000	10-15-25	5,560,000	4,934,500
Consolidated Communications, Inc.	6.500	10-01-22	4,750,000	4,482,813
CSC Holdings LLC (A)	5.375	02-01-28	3,925,000	3,761,916
CSC Holdings LLC (A)	5.500	04-15-27	4,430,000	4,313,713
Frontier Communications Corp.	6.250	09-15-21	4,150,000	3,672,750
Frontier Communications Corp.	7.125	01-15-23	2,855,000	1,944,969
GCI LLC	6.875	04-15-25	4,130,000	4,269,388
Intelsat Connect Finance SA (A)	9.500	02-15-23	1,600,000	1,594,720
Intelsat Jackson Holdings SA	7.500	04-01-21	2,000,000	2,012,500
Intelsat Jackson Holdings SA (A)	8.000	02-15-24	2,361,000	2,484,953
Intelsat Luxembourg SA	8.125	06-01-23	2,350,000	2,035,688
6	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Telecommunication services (continued)
Diversified telecommunication services (continued)
Level 3 Financing, Inc.	5.250	03-15-26		4,650,000	$4,557,465
Radiate Holdco LLC (A)	6.625	02-15-25		3,885,000	3,632,475
UPC Holding BV (A)	5.500	01-15-28		6,635,000	6,178,844
West Corp. (A)	8.500	10-15-25		4,440,000	4,040,400
Windstream Services LLC (A)	6.375	08-01-23		2,700,000	1,435,482
Windstream Services LLC (A)	8.625	10-31-25		4,395,000	4,098,338
Wireless telecommunication services 2.9%
Sprint Capital Corp.	6.875	11-15-28		2,370,000	2,352,225
Sprint Communications, Inc.	6.000	11-15-22		4,980,000	5,040,706
Sprint Communications, Inc.	7.000	08-15-20		765,000	801,338
Sprint Communications, Inc.	11.500	11-15-21		1,600,000	1,884,000
Sprint Corp.	7.125	06-15-24		4,175,000	4,331,563
Sprint Corp.	7.875	09-15-23		2,250,000	2,421,563
T-Mobile USA, Inc.	6.500	01-15-26		3,220,000	3,404,152
United States Cellular Corp.	6.700	12-15-33		4,000,000	4,085,000
Utilities 2.5%					21,306,203
Electric utilities 0.4%
Vistra Operations Company LLC (A)	5.500	09-01-26		2,950,000	3,002,510
Gas utilities 1.1%
AmeriGas Partners LP	5.500	05-20-25		2,900,000	2,842,000
AmeriGas Partners LP	5.625	05-20-24		4,150,000	4,118,875
AmeriGas Partners LP	5.750	05-20-27		2,650,000	2,616,875
Independent power and renewable electricity producers 1.0%
NRG Energy, Inc.	6.250	07-15-22		1,509,000	1,558,043
NRG Energy, Inc.	6.625	01-15-27		3,100,000	3,243,375

NRG Yield Operating LLC	5.375	08-15-24		3,905,000	3,924,525
Convertible bonds 1.1%					$9,101,538
(Cost $9,428,256)
Consumer discretionary 0.8%					7,016,913
Internet and direct marketing retail 0.2%
Liberty Expedia Holdings, Inc. (A)	1.000	06-30-47		1,875,000	1,880,505
Media 0.6%
DHX Media, Ltd. (A)	5.875	09-30-24	CAD	3,655,000	2,408,659
DISH Network Corp.	3.375	08-15-26		2,900,000	2,727,749
Information technology 0.3%					2,084,625
Semiconductors and semiconductor equipment 0.3%

Novellus Systems, Inc.	2.625	05-15-41		400,000	2,084,625
Capital preferred securities 0.6%					$4,780,105
(Cost $4,917,089)
Financials 0.6%					4,780,105
Banks 0.4%
Wachovia Capital Trust III (Greater of 3 month LIBOR + 0.930% or 5.570%) (D)(E)	5.570	10-01-18		2,900,000	2,889,125
Diversified financial services 0.2%

ILFC E-Capital Trust II (Highest of 3 month LIBOR/10 Year CMT/30 Year CMT + 1.800%) (A)(E)	4.820	12-21-65		2,078,000	1,890,980
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	7

	Rate (%)	Maturity date	Par value^	Value

Term loans (F) 4.9%				$40,638,262
(Cost $41,786,724)
Consumer discretionary 0.9%				7,205,233
Hotels, restaurants and leisure 0.0%
Fontainebleau Las Vegas Holdings LLC (B)(C)	3.250	06-06-19	757,938	0
Fontainebleau Las Vegas Holdings LLC (B)(C)	4.316	06-06-19	1,618,638	0
Media 0.6%
McGraw-Hill Global Education Holdings LLC (1 month LIBOR + 4.000%)	6.076	05-04-22	2,259,236	2,153,052
Metro-Goldwyn-Mayer, Inc. (1 month LIBOR + 4.500%)	6.580	07-03-26	2,300,000	2,300,000
Multiline retail 0.3%
Neiman Marcus Group, Ltd. LLC (1 month LIBOR + 3.250%)	5.330	10-25-20	2,968,912	2,752,181
Energy 0.1%				968,357
Oil, gas and consumable fuels 0.1%
FTS International, Inc. (1 month LIBOR + 4.750%)	6.826	04-16-21	967,747	968,357
Health care 0.5%				3,857,000
Health care providers and services 0.5%
Gentiva Health Services, Inc. (3 month LIBOR + 7.000%)	9.375	07-02-26	3,800,000	3,857,000
Industrials 1.2%				9,961,581
Aerospace and defense 0.9%
Jazz Acquisition, Inc. (3 month LIBOR + 3.500%)	5.834	06-19-21	1,552,999	1,506,409
WP CPP Holdings LLC (2 month LIBOR + 3.750%)	6.214	04-30-25	3,690,000	3,701,550
WP CPP Holdings LLC (3 month LIBOR + 7.750%)	10.148	04-24-26	2,150,000	2,139,250
Building products 0.3%
Builders FirstSource, Inc. (3 month LIBOR + 3.000%)	5.334	02-29-24	2,621,582	2,614,372
Information technology 1.4%				12,155,068
Internet software and services 0.7%
Ancestry.com Operations, Inc. (1 month LIBOR + 3.250%)	5.330	10-19-23	3,331,320	3,332,153
Rackspace Hosting, Inc. (2 and 3 month LIBOR + 3.000%)	5.348	11-03-23	2,294,207	2,278,445
IT services 0.3%
NeuStar, Inc. (1 month LIBOR + 8.000%)	10.076	08-08-25	2,674,258	2,616,306
Software 0.4%
Avaya, Inc. (1 month LIBOR + 4.250%)	6.313	12-15-24	1,840,750	1,852,034
SS&C European Holdings Sarl (1 month LIBOR + 2.250%)	4.326	04-16-25	581,145	581,436
SS&C Technologies, Inc. (1 month LIBOR + 2.250%)	4.326	04-16-25	1,493,948	1,494,694
Materials 0.2%				1,853,615
Construction materials 0.2%
Doncasters US Finance LLC (3 month LIBOR + 8.250%)	10.584	10-09-20	2,361,293	1,853,615
Real estate 0.4%				2,996,250
Equity real estate investment trusts 0.4%
iStar, Inc. (1 month LIBOR + 2.750%)	4.829	06-28-23	3,000,000	2,996,250
Telecommunication services 0.2%				1,641,158
Diversified telecommunication services 0.2%

Windstream Services LLC (1 month LIBOR + 4.000%)	6.060	03-29-21	1,764,686	1,641,158
Collateralized mortgage obligations 0.8%				$6,316,830
(Cost $2,470,660)
Commercial and residential 0.8%				6,316,830
BAMLL Commercial Mortgage Securities Trust Series 2013-DSNY, Class F (1 month LIBOR + 3.500%) (A)(E)	5.563	09-15-26	1,000,000	998,651
8	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
CGBAM Commercial Mortgage Trust Series 2015-SMRT, Class F (A)(G)	3.912	04-10-28	1,500,000	$1,486,496
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-47	82,498,612	1,464,284
Series 2007-4, Class ES IO	0.350	07-19-47	84,667,806	1,267,892

Series 2007-6, Class ES IO (A)	0.343	08-19-37	71,103,376	1,099,507
Asset backed securities 0.3%				$2,944,924
(Cost $2,863,288)
Asset backed securities 0.3%				2,944,924
Coinstar Funding LLC Series 2017-1A, Class A2 (A)	5.216	04-25-47	592,500	599,269
Driven Brands Funding LLC Series 2015-1A, Class A2 (A)	5.216	07-20-45	2,270,788	2,345,655

	Shares	Value
Common stocks 0.7%		$6,169,969
(Cost $12,733,912)
Consumer discretionary 0.0%		1
Media 0.0%
Vertis Holdings, Inc. (C)(H)	560,094	1
Energy 0.2%		1,563,962
Energy equipment and services 0.0%
TPT Acquisition, Inc. (C)(H)	2,560	0
Oil, gas and consumable fuels 0.2%
Halcon Resources Corp. (H)	173,731	795,688
SandRidge Energy, Inc. (H)	48,441	768,274
Health care 0.3%		2,978,001
Pharmaceuticals 0.3%
Allergan PLC	15,534	2,978,001
Information technology 0.2%		1,628,005
Software 0.2%

Avaya Holdings Corp. (H)	69,692	1,628,005
Preferred securities 1.9%		$15,496,775
(Cost $16,532,331)
Financials 0.5%		4,574,760
Banks 0.5%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 8.099% (E)	170,700	4,574,760
Industrials 0.4%		2,956,585
Machinery 0.4%
Glasstech, Inc., Series A (C)(H)	144	107,710
Glasstech, Inc., Series B (C)(H)	4,475	2,848,875
Utilities 1.0%		7,965,430
Multi-utilities 1.0%

Dominion Energy, Inc., 6.750%	106,000	4,986,240

DTE Energy Company, 6.500%	56,360	2,979,190
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	9

	Shares	Value

Warrants 0.0%		$251,533
(Cost $0)
Avaya Holdings Corp. (Expiration Date: 12-15-22; Strike Price: $25.55) (H)	64,618	248,779

Halcon Resources Corp. (Expiration Date: 9-9-20; Strike Price: $14.04) (H)	17,215	2,754

	Rate (%)	Maturity date	Par value^	Value
Escrow certificates 0.0%				$180
(Cost $290,749)
Seventy Seven Energy, Inc. (C)(H)	6.500	07-15-22	3,130,000	180

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 0.9%				$7,549,000
(Cost $7,548,788)
U.S. Government Agency 0.2%				1,386,000
Federal Agricultural Mortgage Corp. Discount Note	1.830	09-04-18	279,000	279,000
Federal Home Loan Bank Discount Note	1.830	09-04-18	1,107,000	1,107,000

	Par value^	Value
Repurchase agreement 0.7%		6,163,000
Barclays Tri-Party Repurchase Agreement dated 8-31-18 at 1.940% to be repurchased at $2,374,512 on 9-4-18, collateralized by $2,280,600 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-20 (valued at $2,422,042, including interest)	2,374,000	2,374,000
Repurchase Agreement with State Street Corp. dated 8-31-18 at 0.900% to be repurchased at $3,789,379 on 9-4-18, collateralized by $3,990,000 U.S. Treasury Notes, 1.750% due 5-31-22 (valued at $3,866,035, including interest)	3,789,000	3,789,000

Total investments (Cost $836,116,370) 99.0%	$829,159,243
Other assets and liabilities, net 1.0%	8,723,690
Total net assets 100.0%	$837,882,933

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
CAD	Canadian Dollar

Security Abbreviations and Legend
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $380,439,076 or 45.4% of the fund's net assets as of 8-31-18.
(B)	Non-income producing - Issuer is in default.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 8-31-18:
10	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

United States	81.1%
Canada	5.4%
United Kingdom	2.9%
Netherlands	2.9%
France	2.8%
Luxembourg	2.6%
Other countries	2.3%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	11

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	95	Short	Dec 2018	$(11,397,187)	$(11,425,234)	$(28,047)
						$(28,047)
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	1,673,542	USD	1,296,842	JPMorgan Chase Bank N.A.	9/19/2018	—	$(14,081)
CAD	443,766	USD	342,650	Morgan Stanley Capital Services, Inc.	9/19/2018	—	(2,506)
CAD	1,140,088	USD	880,037	Toronto Dominion Bank	9/19/2018	—	(6,166)
USD	2,537,308	CAD	3,257,396	Canadian Imperial Bank of Commerce	9/19/2018	$40,532	—
USD	1,228,505	CAD	1,583,542	JPMorgan Chase Bank N.A.	12/19/2018	12,707	—
USD	343,207	CAD	443,766	Morgan Stanley Capital Services, Inc.	12/19/2018	2,496	—
USD	881,472	CAD	1,140,088	Toronto Dominion Bank	12/19/2018	6,146	—
						$61,881	$(22,753)
SWAPS
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Morgan Stanley Capital Services LLC	AT&T, Inc.	5,000,000	USD	$ 5,000,000	1.000%	Quarterly	Jun 2023	$ (48,209)	$ 4,445	$ (43,764)
Morgan Stanley Capital Services LLC	Best Buy Company, Inc.	5,000,000	USD	5,000,000	5.000%	Quarterly	Jun 2023	(914,409)	(77,801)	(992,210)
Morgan Stanley Capital Services LLC	D.R. Horton, Inc.	5,000,000	USD	5,000,000	1.000%	Quarterly	Jun 2023	(81,601)	5,740	(75,861)
Morgan Stanley Capital Services LLC	Ford Motor Company	5,000,000	USD	5,000,000	5.000%	Quarterly	Jun 2023	(765,864)	(22,140)	(788,004)
Morgan Stanley Capital Services LLC	Southwest Airlines Company	5,000,000	USD	5,000,000	1.000%	Quarterly	Jun 2023	(108,625)	(21,401)	(130,026)
Morgan Stanley Capital Services LLC	Target Corp.	5,000,000	USD	5,000,000	1.000%	Quarterly	Jun 2023	(126,795)	(21,579)	(148,374)
Morgan Stanley Capital Services LLC	The Walt Disney Company	5,000,000	USD	5,000,000	1.000%	Quarterly	Jun 2023	(151,982)	(4,446)	(156,428)
				$35,000,000				$(2,197,485)	$(137,182)	$(2,334,667)

Derivatives Currency Abbreviations
CAD	Canadian Dollar
USD	U.S. Dollar
OTC is an abbreviation for over-the-counter. See Notes to Fund's investments regarding investment transactions and other derivatives information.
12	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of August 31, 2018, by major security category or type:

	Total value at 8-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Corporate bonds	$735,910,127	—	$735,910,127	—
Convertible bonds	9,101,538	—	9,101,538	—
Capital preferred securities	4,780,105	—	4,780,105	—
Term loans	40,638,262	—	40,638,262	—
Collateralized mortgage obligations	6,316,830	—	6,316,830	—
Asset backed securities	2,944,924	—	2,944,924	—
Common stocks	6,169,969	$6,169,968	—	$1
Preferred securities	15,496,775	12,540,190	—	2,956,585
Warrants	251,533	2,754	248,779	—
Escrow certificates	180	—	—	180
Short-term investments	7,549,000	—	7,549,000	—
Total investments in securities	$829,159,243	$18,712,912	$807,489,565	$2,956,766
Derivatives:
Assets
Forward foreign currency contracts	$61,881	—	$61,881	—
Liabilities
Futures	(28,047)	$(28,047)	—	—
Forward foreign currency contracts	(22,753)	—	(22,753)	—
Swap contracts	(2,334,667)	—	(2,334,667)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, could impair the fund's ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended August 31,2018, the fund used futures contracts to manage duration and maintain diversity of the fund.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended August 31, 2018, the fund used forward foreign currency contracts to manage against anticipated currency exchange rates.

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer) for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Swaps are marked-to-market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended August 31, 2018, the fund used CDS as a Buyer of protection to manage against potential credit events.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	57Q1	08/18
This report is for the information of the shareholders of John Hancock High Yield Fund.		10/18

John Hancock

Investment Grade Bond Fund

Quarterly portfolio holdings 8/31/18

Fund’s investments
As of 8-31-18 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 38.4%				$317,186,838
(Cost $321,538,054)
U.S. Government 15.4%				126,764,371
U.S. Treasury
Bond	2.750	11-15-42	34,345,000	32,764,594
Bond	3.000	02-15-47	21,772,000	21,679,299
Bond	3.125	05-15-48	23,408,000	23,877,074
Note	2.625	07-31-20	3,365,000	3,364,211
Note (A)	2.875	08-15-28	42,220,000	42,257,926
Treasury Inflation Protected Security	0.375	07-15-25	2,884,823	2,821,267
U.S. Government Agency 23.0%				190,422,467
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	3.000	03-01-43	556,385	542,817
30 Yr Pass Thru	3.000	03-01-43	4,706,164	4,586,985
30 Yr Pass Thru	3.000	04-01-43	788,600	768,876
30 Yr Pass Thru	3.000	12-01-45	1,946,821	1,890,828
30 Yr Pass Thru	3.000	10-01-46	2,366,418	2,298,357
30 Yr Pass Thru	3.000	10-01-46	1,653,950	1,603,796
30 Yr Pass Thru	3.000	12-01-46	6,043,142	5,860,834
30 Yr Pass Thru	3.000	12-01-46	1,386,131	1,345,397
30 Yr Pass Thru	3.000	04-01-47	945,021	916,364
30 Yr Pass Thru	3.500	02-01-42	1,600,504	1,602,496
30 Yr Pass Thru	3.500	04-01-44	814,900	817,061
30 Yr Pass Thru	3.500	07-01-46	4,468,974	4,464,064
30 Yr Pass Thru	3.500	10-01-46	2,307,147	2,301,367
30 Yr Pass Thru	3.500	11-01-46	2,274,764	2,267,644
30 Yr Pass Thru	3.500	12-01-46	1,376,349	1,373,977
30 Yr Pass Thru	3.500	01-01-47	8,375,057	8,361,929
30 Yr Pass Thru	3.500	02-01-47	2,539,872	2,537,478
30 Yr Pass Thru	3.500	04-01-47	1,476,121	1,474,499
30 Yr Pass Thru	3.500	11-01-47	3,871,963	3,863,474
30 Yr Pass Thru	4.000	11-01-43	310,811	320,180
30 Yr Pass Thru	4.000	02-01-44	145,729	149,507
30 Yr Pass Thru	4.000	07-01-45	4,651,897	4,771,042
30 Yr Pass Thru	4.000	03-01-48	3,085,589	3,156,904
30 Yr Pass Thru	4.000	08-01-48	1,615,000	1,650,055
30 Yr Pass Thru	4.500	02-01-41	734,295	769,542
30 Yr Pass Thru	4.500	03-01-47	2,777,816	2,889,454
30 Yr Pass Thru	5.000	03-01-41	369,916	394,861
30 Yr Pass Thru	5.500	06-01-38	540,157	588,750
Federal National Mortgage Association
15 Yr Pass Thru	3.000	07-01-27	300,712	300,078
15 Yr Pass Thru	3.500	02-01-26	58,639	59,372
15 Yr Pass Thru	3.500	03-01-26	367,677	372,273
15 Yr Pass Thru	3.500	07-01-26	828,822	839,229
15 Yr Pass Thru	4.000	12-01-24	419,550	429,432
30 Yr Pass Thru	3.000	12-01-42	1,348,382	1,314,763
30 Yr Pass Thru	3.000	04-01-43	4,478,836	4,362,965
30 Yr Pass Thru	3.000	08-01-46	2,248,762	2,180,746
30 Yr Pass Thru	3.000	10-01-46	2,618,650	2,543,539
30 Yr Pass Thru	3.000	01-01-47	2,637,008	2,555,601
30 Yr Pass Thru	3.000	02-01-47	1,405,979	1,364,772
30 Yr Pass Thru	3.000	10-01-47	3,164,380	3,068,671
30 Yr Pass Thru	3.500	01-01-42	1,667,356	1,669,107
2	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	06-01-42	2,330,675	$2,333,121
30 Yr Pass Thru	3.500	07-01-42	3,855,015	3,858,460
30 Yr Pass Thru	3.500	01-01-43	719,058	719,588
30 Yr Pass Thru	3.500	04-01-43	514,432	515,133
30 Yr Pass Thru	3.500	06-01-43	2,507,885	2,510,126
30 Yr Pass Thru	3.500	07-01-43	396,788	397,143
30 Yr Pass Thru	3.500	03-01-44	3,775,354	3,778,137
30 Yr Pass Thru	3.500	10-01-44	4,818,372	4,814,396
30 Yr Pass Thru	3.500	04-01-45	1,023,926	1,022,921
30 Yr Pass Thru	3.500	04-01-45	2,535,170	2,532,682
30 Yr Pass Thru	3.500	07-01-46	4,366,158	4,353,003
30 Yr Pass Thru	3.500	07-01-46	1,708,053	1,702,374
30 Yr Pass Thru	3.500	07-01-47	5,361,102	5,354,164
30 Yr Pass Thru	3.500	11-01-47	4,973,405	4,958,422
30 Yr Pass Thru	3.500	11-01-47	2,581,401	2,569,186
30 Yr Pass Thru	4.000	09-01-40	798,419	819,273
30 Yr Pass Thru	4.000	01-01-41	633,356	649,900
30 Yr Pass Thru	4.000	09-01-41	1,043,679	1,070,451
30 Yr Pass Thru	4.000	09-01-41	3,013,898	3,098,273
30 Yr Pass Thru	4.000	10-01-41	45,966	47,209
30 Yr Pass Thru	4.000	11-01-41	1,812,299	1,858,504
30 Yr Pass Thru	4.000	01-01-42	423,384	434,840
30 Yr Pass Thru	4.000	01-01-42	609,243	624,586
30 Yr Pass Thru	4.000	03-01-42	2,842,946	2,915,428
30 Yr Pass Thru	4.000	05-01-43	2,842,272	2,914,736
30 Yr Pass Thru	4.000	09-01-43	2,182,558	2,244,683
30 Yr Pass Thru	4.000	10-01-43	1,903,471	1,954,082
30 Yr Pass Thru	4.000	12-01-43	2,858,785	2,932,117
30 Yr Pass Thru	4.000	01-01-44	451,493	463,921
30 Yr Pass Thru	4.000	02-01-46	2,107,384	2,151,893
30 Yr Pass Thru	4.000	06-01-46	1,459,220	1,488,671
30 Yr Pass Thru	4.000	07-01-46	3,922,907	4,002,082
30 Yr Pass Thru	4.000	03-01-47	5,548,685	5,670,210
30 Yr Pass Thru	4.000	05-01-47	3,560,508	3,638,488
30 Yr Pass Thru	4.000	12-01-47	1,385,967	1,417,621
30 Yr Pass Thru	4.000	04-01-48	4,788,682	4,898,050
30 Yr Pass Thru	4.500	08-01-40	1,391,155	1,458,150
30 Yr Pass Thru	4.500	08-01-40	658,905	690,637
30 Yr Pass Thru	4.500	12-01-40	404,349	424,201
30 Yr Pass Thru	4.500	05-01-41	540,417	566,105
30 Yr Pass Thru	4.500	05-01-41	696,860	730,093
30 Yr Pass Thru	4.500	06-01-41	846,911	888,490
30 Yr Pass Thru	4.500	07-01-41	446,555	468,479
30 Yr Pass Thru	4.500	11-01-41	146,962	153,947
30 Yr Pass Thru	4.500	12-01-41	2,752,054	2,881,147
30 Yr Pass Thru	4.500	05-01-42	1,162,165	1,219,222
30 Yr Pass Thru	4.500	07-01-48	7,982,303	8,292,504
30 Yr Pass Thru	5.000	04-01-35	81,729	87,313
30 Yr Pass Thru	5.000	09-01-40	620,442	662,717
30 Yr Pass Thru	5.000	04-01-41	174,214	185,976
30 Yr Pass Thru	5.500	02-01-36	82,314	89,550

30 Yr Pass Thru	6.500	01-01-39	249,416	280,976
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value

Foreign government obligations 0.2%				$1,578,732
(Cost $1,553,020)
Qatar 0.1%				807,286
Government of Qatar Bond (B)	5.103	04-23-48	785,000	807,286
Saudi Arabia 0.1%				771,446
Kingdom of Saudi Arabia Bond (B)	5.000	04-17-49	785,000	771,446

Corporate bonds 34.8%				$287,804,567
(Cost $293,701,569)
Consumer discretionary 4.7%				38,880,468
Auto components 0.1%
Lear Corp.	5.250	01-15-25	756,000	785,009
Automobiles 1.8%
BMW US Capital LLC (B)	2.150	04-06-20	1,195,000	1,178,277
BMW US Capital LLC (B)	3.250	08-14-20	1,523,000	1,528,026
Daimler Finance North America LLC (B)	2.200	05-05-20	665,000	653,776
Daimler Finance North America LLC (B)	3.100	05-04-20	1,442,000	1,439,226
Ford Motor Company	4.750	01-15-43	574,000	474,882
Ford Motor Credit Company LLC	3.336	03-18-21	800,000	783,843
Ford Motor Credit Company LLC	3.813	10-12-21	1,855,000	1,829,642
Ford Motor Credit Company LLC	5.875	08-02-21	1,966,000	2,053,383
General Motors Company	4.875	10-02-23	1,350,000	1,381,516
General Motors Financial Company, Inc.	3.550	04-09-21	940,000	937,419
General Motors Financial Company, Inc.	4.000	01-15-25	1,258,000	1,219,857
General Motors Financial Company, Inc.	4.300	07-13-25	1,036,000	1,019,659
Hotels, restaurants and leisure 0.1%
GLP Capital LP	5.375	04-15-26	839,000	871,260
Internet and direct marketing retail 1.1%
Amazon.com, Inc.	3.150	08-22-27	1,845,000	1,780,482
Amazon.com, Inc.	4.050	08-22-47	1,865,000	1,839,730
Expedia Group, Inc.	3.800	02-15-28	1,780,000	1,669,017
Expedia Group, Inc.	5.000	02-15-26	1,830,000	1,894,433
QVC, Inc.	4.375	03-15-23	970,000	958,910
QVC, Inc.	5.125	07-02-22	735,000	749,595
QVC, Inc.	5.450	08-15-34	700,000	635,221
Media 1.4%
CBS Corp.	3.375	03-01-22	403,000	398,888
CBS Corp.	3.700	08-15-24	640,000	623,148
Charter Communications Operating LLC	4.200	03-15-28	1,650,000	1,573,536
Charter Communications Operating LLC	5.750	04-01-48	1,530,000	1,504,371
Charter Communications Operating LLC	6.484	10-23-45	1,650,000	1,759,064
Myriad International Holdings BV (B)	4.850	07-06-27	295,000	290,951
Myriad International Holdings BV (B)	5.500	07-21-25	995,000	1,025,035
Time Warner Cable LLC	8.250	04-01-19	1,030,000	1,060,703
Viacom, Inc.	4.375	03-15-43	658,000	566,513
Viacom, Inc.	5.850	09-01-43	1,516,000	1,574,062
Warner Media LLC	3.800	02-15-27	862,000	826,780
Multiline retail 0.2%
Dollar Tree, Inc.	4.200	05-15-28	2,027,000	1,994,254
4	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer staples 1.2%				$9,527,894
Beverages 0.7%
Anheuser-Busch InBev Finance, Inc.	4.900	02-01-46	2,198,000	2,233,767
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	895,000	879,061
Constellation Brands, Inc.	3.200	02-15-23	930,000	908,769
Keurig Dr. Pepper, Inc. (B)	3.551	05-25-21	1,558,000	1,561,084
Food and staples retailing 0.1%
Alimentation Couche-Tard, Inc. (B)	2.700	07-26-22	730,000	704,306
Food products 0.4%
Bunge, Ltd. Finance Corp.	8.500	06-15-19	890,000	927,055
Kraft Heinz Foods Company (B)	4.875	02-15-25	595,000	605,985
Kraft Heinz Foods Company	5.200	07-15-45	612,000	594,870
Mondelez International Holdings Netherlands BV (B)	1.625	10-28-19	1,130,000	1,112,997
Energy 2.7%				22,566,736
Oil, gas and consumable fuels 2.7%
Anadarko Petroleum Corp.	8.700	03-15-19	425,000	437,745
Andeavor Logistics LP	4.250	12-01-27	483,000	476,381
Andeavor Logistics LP	5.250	01-15-25	555,000	568,181
Andeavor Logistics LP	6.375	05-01-24	850,000	901,000
Cimarex Energy Company	4.375	06-01-24	640,000	648,219
Colorado Interstate Gas Company LLC (B)	4.150	08-15-26	521,000	510,997
Columbia Pipeline Group, Inc.	4.500	06-01-25	629,000	635,178
Continental Resources, Inc.	5.000	09-15-22	1,904,000	1,927,591
Enbridge Energy Partners LP	4.375	10-15-20	1,270,000	1,288,153
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	931,000	902,332
Energy Transfer Partners LP	4.200	04-15-27	323,000	313,123
Energy Transfer Partners LP	5.150	03-15-45	980,000	930,059
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	1,629,000	1,539,405
Kinder Morgan Energy Partners LP	7.750	03-15-32	585,000	715,735
MPLX LP	4.000	03-15-28	965,000	931,195
ONEOK Partners LP	5.000	09-15-23	655,000	685,559
Petroleos Mexicanos	4.875	01-24-22	980,000	985,635
Petroleos Mexicanos	5.375	03-13-22	205,000	209,510
Sabine Pass Liquefaction LLC	4.200	03-15-28	849,000	825,330
Sabine Pass Liquefaction LLC	5.000	03-15-27	877,000	901,857
Sabine Pass Liquefaction LLC	5.750	05-15-24	1,345,000	1,445,473
Sabine Pass Liquefaction LLC	5.875	06-30-26	448,000	484,382
Sunoco Logistics Partners Operations LP	3.900	07-15-26	1,355,000	1,297,778
Sunoco Logistics Partners Operations LP	4.400	04-01-21	1,170,000	1,190,592
Sunoco Logistics Partners Operations LP	5.400	10-01-47	758,000	741,168
The Williams Companies, Inc.	3.750	06-15-27	1,120,000	1,074,158
Financials 12.9%				106,376,355
Banks 8.7%
Australia & New Zealand Banking Group, Ltd.	2.125	08-19-20	1,285,000	1,259,994
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year U.S. ISDAFIX + 5.168%) (A)(B)(C)	6.750	06-15-26	665,000	689,938
Banco Santander SA	4.379	04-12-28	800,000	773,432
Bank of America Corp.	3.950	04-21-25	1,300,000	1,279,035
Bank of America Corp.	4.200	08-26-24	470,000	472,213
Bank of America Corp.	4.250	10-22-26	466,000	462,645
Bank of America Corp.	4.450	03-03-26	1,560,000	1,563,306
Banque Federative du Credit Mutuel SA (B)	2.200	07-20-20	1,275,000	1,250,858
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Barclays Bank PLC	2.650	01-11-21	2,195,000	$2,156,249
Barclays Bank PLC (B)	10.179	06-12-21	905,000	1,039,185
Barclays PLC	4.375	01-12-26	775,000	756,661
BNP Paribas SA (7.000% to 8-16-28, then 5 Year U.S. Swap Rate + 3.980%) (A)(B)(C)	7.000	08-16-28	810,000	810,000
BPCE SA (B)	4.500	03-15-25	1,015,000	1,002,769
BPCE SA (B)	5.700	10-22-23	1,125,000	1,180,920
Branch Banking & Trust Company	2.100	01-15-20	1,750,000	1,729,992
Canadian Imperial Bank of Commerce	2.700	02-02-21	2,365,000	2,334,101
Citigroup, Inc.	2.350	08-02-21	1,485,000	1,444,690
Citigroup, Inc.	4.600	03-09-26	1,748,000	1,763,613
Citigroup, Inc.	5.500	09-13-25	535,000	569,856
Citizens Bank NA	2.200	05-26-20	1,160,000	1,138,767
Cooperatieve Rabobank UA (11.000% to 6-30-19, then 3 month LIBOR + 10.868%) (B)(C)	11.000	06-30-19	969,000	1,025,929
Credit Agricole SA (8.125% to 9-19-18, then 5 Year U.S. Swap Rate + 6.283%) (B)	8.125	09-19-33	775,000	776,486
Discover Bank	8.700	11-18-19	417,000	441,420
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year U.S. ISDAFIX + 5.514%) (C)	6.875	06-01-21	990,000	1,030,838
HSBC Holdings PLC (3.950% to 5-18-23, then 3 month LIBOR + 0.987%)	3.950	05-18-24	1,570,000	1,572,640
ING Bank NV (B)	5.800	09-25-23	1,060,000	1,126,370
JPMorgan Chase & Co.	2.400	06-07-21	1,775,000	1,739,032
JPMorgan Chase & Co.	3.200	06-15-26	1,225,000	1,168,887
JPMorgan Chase & Co. (3.514% to 6-18-21, then 3 month LIBOR + 0.610%)	3.514	06-18-22	2,250,000	2,260,729
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (A)(C)	6.750	02-01-24	1,590,000	1,750,113
Lloyds Banking Group PLC	4.450	05-08-25	2,360,000	2,380,528
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (C)	5.125	11-01-26	865,000	860,675
Manufacturers & Traders Trust Company (3 month LIBOR + 0.640%) (D)	2.940	12-01-21	735,000	733,226
PNC Bank NA	2.450	07-28-22	1,570,000	1,521,069
PNC Bank NA	2.500	01-22-21	1,950,000	1,919,470
Regions Bank (3.374% to 8-13-20, then 3 month LIBOR + 0.500%)	3.374	08-13-21	1,569,000	1,569,219
Regions Financial Corp.	2.750	08-14-22	1,525,000	1,478,820
Santander Holdings USA, Inc.	3.400	01-18-23	805,000	782,220
Santander Holdings USA, Inc.	3.700	03-28-22	1,400,000	1,389,871
Santander UK Group Holdings PLC (B)	4.750	09-15-25	790,000	777,745
Standard Chartered PLC (B)	2.100	08-19-19	2,020,000	2,001,158
SunTrust Bank	2.450	08-01-22	1,250,000	1,204,647
SunTrust Bank (2.590% to 1-29-20, then 3 month LIBOR + 0.297%)	2.590	01-29-21	1,625,000	1,611,391
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (C)	4.850	06-01-23	875,000	875,875
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (C)	6.750	08-01-21	1,681,000	1,827,667
The Royal Bank of Scotland Group PLC	3.875	09-12-23	1,405,000	1,369,028
US Bank NA	2.000	01-24-20	1,185,000	1,170,278
Wells Fargo & Company, Series K (3 month LIBOR + 3.770%) (C)(D)	6.111	12-15-18	1,015,000	1,028,094
Wells Fargo & Company, Series U (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (C)	5.875	06-15-25	2,355,000	2,481,581
Wells Fargo Bank N.A.	2.400	01-15-20	2,420,000	2,405,794
Wells Fargo Bank N.A.	3.550	08-14-23	1,820,000	1,825,615
Wells Fargo Bank N.A. (3.325% to 7-23-20, then 3 month LIBOR + 0.490%)	3.325	07-23-21	2,345,000	2,349,456
Westpac Banking Corp.	2.150	03-06-20	1,964,000	1,939,980
Capital markets 2.0%
Ares Capital Corp.	3.625	01-19-22	890,000	872,469
6	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
FS Investment Corp.	4.000	07-15-19	935,000	$936,832
FS Investment Corp.	4.250	01-15-20	704,000	705,926
Jefferies Financial Group, Inc.	5.500	10-18-23	955,000	992,550
Jefferies Group LLC	4.150	01-23-30	1,130,000	1,029,410
Jefferies Group LLC	4.850	01-15-27	1,136,000	1,126,359
Jefferies Group LLC	8.500	07-15-19	1,923,000	2,012,697
Macquarie Bank, Ltd. (A)(B)	4.875	06-10-25	1,250,000	1,250,139
Morgan Stanley	3.875	01-27-26	895,000	882,636
Morgan Stanley	5.500	01-26-20	1,175,000	1,213,989
Stifel Financial Corp.	4.250	07-18-24	685,000	690,202
The Goldman Sachs Group, Inc.	3.850	01-26-27	1,855,000	1,804,823
UBS AG (B)	2.450	12-01-20	1,600,000	1,568,040
UBS Group Funding Switzerland AG (2.859% to 8-15-22, then 3 month LIBOR + 0.954%) (B)	2.859	08-15-23	1,525,000	1,472,225
Consumer finance 1.0%
American Express Company	2.500	08-01-22	1,410,000	1,357,497
Capital One Financial Corp.	3.450	04-30-21	1,462,000	1,463,969
Capital One Financial Corp.	3.500	06-15-23	740,000	731,844
Capital One Financial Corp.	3.750	07-28-26	1,655,000	1,553,107
Capital One Financial Corp.	4.200	10-29-25	1,170,000	1,151,182
Discover Financial Services	3.950	11-06-24	1,323,000	1,296,636
Discover Financial Services	4.100	02-09-27	385,000	373,015
Discover Financial Services	5.200	04-27-22	215,000	223,514
Diversified financial services 0.0%
Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust (B)	6.125	11-30-21	161,332	164,865
Insurance 1.2%
Aquarius & Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375	09-01-24	925,000	945,813
AXA SA	8.600	12-15-30	515,000	669,500
Brighthouse Financial, Inc.	3.700	06-22-27	1,620,000	1,446,238
Lincoln National Corp.	4.000	09-01-23	360,000	367,296
MetLife, Inc.	6.400	12-15-66	770,000	821,975
MetLife, Inc. (B)	9.250	04-08-68	585,000	795,600
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) (B)	5.100	10-16-44	800,000	815,592
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	2,290,000	2,438,850
Teachers Insurance & Annuity Association of America (B)	4.270	05-15-47	1,145,000	1,127,490
Health care 2.2%				18,285,917
Biotechnology 0.5%
Celgene Corp.	2.875	02-19-21	815,000	806,861
Shire Acquisitions Investments Ireland DAC	1.900	09-23-19	2,410,000	2,381,938
Shire Acquisitions Investments Ireland DAC	3.200	09-23-26	1,442,000	1,342,979
Health care equipment and supplies 0.2%
Becton, Dickinson and Company	2.133	06-06-19	1,295,000	1,287,893
Health care providers and services 1.1%
AmerisourceBergen Corp.	3.450	12-15-27	1,525,000	1,430,628
CVS Health Corp.	3.350	03-09-21	2,175,000	2,175,553
CVS Health Corp.	5.050	03-25-48	2,040,000	2,067,425
Express Scripts Holding Company (A)	2.600	11-30-20	1,785,000	1,755,165
Universal Health Services, Inc. (B)	4.750	08-01-22	585,000	589,388
Universal Health Services, Inc. (B)	5.000	06-01-26	832,000	832,000
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	7

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Pharmaceuticals 0.4%
Allergan Funding SCS	3.800	03-15-25	1,240,000	$1,228,124
Bayer US Finance II LLC (B)	3.500	06-25-21	650,000	649,336
Bayer US Finance II LLC (B)	4.250	12-15-25	1,735,000	1,738,627
Industrials 4.4%				36,188,258
Aerospace and defense 0.4%
Huntington Ingalls Industries, Inc. (B)	5.000	11-15-25	1,620,000	1,678,968
Textron, Inc.	7.250	10-01-19	225,000	234,214
United Technologies Corp.	3.350	08-16-21	1,270,000	1,273,517
Air freight and logistics 0.1%
CH Robinson Worldwide, Inc.	4.200	04-15-28	1,110,000	1,100,443
Airlines 2.6%
Air Canada 2013-1 Class A Pass Through Trust (B)	4.125	11-15-26	687,204	694,832
Air Canada 2017-1 Class B Pass Through Trust (B)	3.700	07-15-27	570,000	541,500
American Airlines 2013-1 Class A Pass Through Trust	4.000	01-15-27	416,125	413,254
American Airlines 2013-2 Class A Pass Through Trust	4.950	07-15-24	1,141,541	1,172,591
American Airlines 2015-1 Class A Pass Through Trust	3.375	11-01-28	1,518,969	1,465,805
American Airlines 2015-1 Class B Pass Through Trust	3.700	11-01-24	787,355	769,718
American Airlines 2016-1 Class A Pass Through Trust	4.100	07-15-29	1,173,850	1,173,850
American Airlines 2016-1 Class AA Pass Through Trust	3.575	07-15-29	1,175,689	1,151,470
American Airlines 2017-1 Class A Pass Through Trust	4.000	08-15-30	508,063	504,913
American Airlines 2017-1 Class AA Pass Through Trust	3.650	08-15-30	785,188	770,976
American Airlines 2017-2 Class A Pass Through Trust	3.600	04-15-31	470,000	452,375
British Airways 2013-1 Class A Pass Through Trust (B)	4.625	06-20-24	1,052,641	1,079,799
British Airways 2013-1 Class B Pass Through Trust (B)	5.625	12-20-21	150,686	153,353
British Airways 2018-1 Class A Pass Through Trust (B)	4.125	03-20-33	470,000	466,757
Continental Airlines 1999-1 Class A Pass Through Trust	6.545	08-02-20	73,506	74,013
Continental Airlines 2007-1 Class A Pass Through Trust	5.983	10-19-23	550,564	581,725
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	07-02-24	788,403	838,152
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300	10-15-20	452,342	456,322
Delta Air Lines, Inc.	3.625	03-15-22	1,450,000	1,436,937
Delta Air Lines, Inc.	4.375	04-19-28	1,115,000	1,088,615
Northwest Airlines 2007-1 Class A Pass Through Trust	7.027	05-01-21	232,745	241,916
United Airlines 2014-2 Class A Pass Through Trust	3.750	03-03-28	1,279,939	1,271,619
United Airlines 2014-2 Class B Pass Through Trust	4.625	03-03-24	660,793	664,890
United Airlines 2016-1 Class A Pass Through Trust	3.450	01-07-30	923,556	891,785
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	1,396,520	1,349,317
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	310,000	312,139
US Airways 2010-1 Class A Pass Through Trust	6.250	10-22-24	580,972	619,839
US Airways 2012-1 Class A Pass Through Trust	5.900	04-01-26	432,775	465,233
Building products 0.1%
Owens Corning	4.200	12-15-22	490,000	495,100
Industrial conglomerates 0.1%
General Electric Company (3 month LIBOR + 0.480%) (D)	2.794	08-15-36	660,000	549,875
Professional services 0.6%
Equifax, Inc.	3.600	08-15-21	1,195,000	1,193,093
Equifax, Inc.	7.000	07-01-37	225,000	265,056
IHS Markit, Ltd. (B)	4.000	03-01-26	895,000	858,744
IHS Markit, Ltd. (B)	4.750	02-15-25	410,000	415,740
IHS Markit, Ltd.	4.750	08-01-28	975,000	982,391
Verisk Analytics, Inc.	4.000	06-15-25	1,660,000	1,646,552
8	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Trading companies and distributors 0.5%
AerCap Ireland Capital DAC	4.625	10-30-20	1,060,000	$1,083,827
AerCap Ireland Capital DAC	5.000	10-01-21	1,160,000	1,198,602
Ashtead Capital, Inc. (B)	5.250	08-01-26	1,335,000	1,371,713
International Lease Finance Corp.	5.875	04-01-19	725,000	736,728
Information technology 3.4%				28,400,221
Communications equipment 0.3%
Motorola Solutions, Inc.	4.600	02-23-28	780,000	776,323
Telefonaktiebolaget LM Ericsson	4.125	05-15-22	1,490,000	1,473,562
Electronic equipment, instruments and components 0.3%
Tech Data Corp.	4.950	02-15-27	1,771,000	1,739,424
Trimble, Inc.	4.900	06-15-28	860,000	876,749
Internet software and services 0.1%
eBay, Inc.	2.150	06-05-20	884,000	871,114
IT services 0.1%
DXC Technology Company	2.875	03-27-20	1,045,000	1,035,860
Semiconductors and semiconductor equipment 0.6%
Broadcom Corp.	2.375	01-15-20	1,465,000	1,449,316
Marvell Technology Group, Ltd.	4.875	06-22-28	1,235,000	1,257,845
Microchip Technology, Inc. (B)	3.922	06-01-21	795,000	794,306
Microchip Technology, Inc. (B)	4.330	06-01-23	1,620,000	1,613,613
Software 1.0%
Activision Blizzard, Inc.	3.400	09-15-26	856,000	822,503
Autodesk, Inc.	3.500	06-15-27	542,000	507,358
CA, Inc.	3.600	08-15-22	1,080,000	1,070,665
Citrix Systems, Inc.	4.500	12-01-27	1,268,000	1,232,490
Electronic Arts, Inc.	4.800	03-01-26	1,436,000	1,524,104
Microsoft Corp.	4.450	11-03-45	1,074,000	1,163,160
salesforce.com, Inc.	3.700	04-11-28	795,000	793,941
VMware, Inc.	2.950	08-21-22	1,013,000	982,652
Technology hardware, storage and peripherals 1.0%
Dell International LLC (B)	3.480	06-01-19	1,710,000	1,715,650
Dell International LLC (B)	6.020	06-15-26	2,025,000	2,145,228
Dell International LLC (B)	8.350	07-15-46	1,777,000	2,175,861
Hewlett Packard Enterprise Company (B)	2.100	10-04-19	1,320,000	1,307,428
NetApp, Inc.	2.000	09-27-19	1,080,000	1,071,069
Materials 0.7%				5,423,657
Chemicals 0.6%
Braskem Finance, Ltd. (B)	7.000	05-07-20	840,000	876,750
Braskem Netherlands Finance BV (B)	4.500	01-10-28	975,000	894,563
Mexichem SAB de CV (B)	4.000	10-04-27	525,000	487,043
Syngenta Finance NV (B)	3.698	04-24-20	1,265,000	1,265,672
Syngenta Finance NV (B)	5.676	04-24-48	485,000	446,253
The Sherwin-Williams Company	2.250	05-15-20	699,000	689,467
Metals and mining 0.1%
Anglo American Capital PLC (B)	4.750	04-10-27	785,000	763,909
Real estate 0.6%				5,229,502
Equity real estate investment trusts 0.6%
American Homes 4 Rent LP	4.250	02-15-28	940,000	910,314
American Tower Corp.	3.550	07-15-27	1,524,000	1,439,331
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Equity real estate investment trusts (continued)
American Tower Corp.	4.700	03-15-22	710,000	$735,568
Omega Healthcare Investors, Inc.	4.500	01-15-25	605,000	598,891
Omega Healthcare Investors, Inc.	4.950	04-01-24	506,000	517,148
Ventas Realty LP	3.500	02-01-25	1,066,000	1,028,250
Telecommunication services 0.8%				6,670,864
Diversified telecommunication services 0.6%
Sprint Spectrum Company LLC (B)	3.360	03-20-23	528,125	525,252
Verizon Communications, Inc.	4.400	11-01-34	900,000	869,110
Verizon Communications, Inc.	4.672	03-15-55	748,000	690,712
Verizon Communications, Inc.	4.862	08-21-46	2,165,000	2,139,611
Verizon Communications, Inc.	5.012	08-21-54	679,000	661,342
Wireless telecommunication services 0.2%
CC Holdings GS V LLC	3.849	04-15-23	1,065,000	1,060,529
Oztel Holdings SPC, Ltd. (B)	6.625	04-24-28	740,000	724,308
Utilities 1.2%				10,254,695
Electric utilities 0.8%
ABY Transmision Sur SA (B)	6.875	04-30-43	614,482	682,075
Electricite de France SA (B)	3.625	10-13-25	695,000	682,759
Electricite de France SA (5.250% to 1-29-23, then 10 Year U.S. Swap Rate + 3.709%) (B)(C)	5.250	01-29-23	1,445,000	1,435,608
Emera US Finance LP	3.550	06-15-26	534,000	507,457
Empresa Electrica Angamos SA (A)(B)	4.875	05-25-29	703,028	688,066
Exelon Corp.	5.150	12-01-20	265,000	272,933
Israel Electric Corp., Ltd. (B)	6.875	06-21-23	490,000	539,651
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (C)	6.250	02-01-22	490,000	519,454
Southern Power Company	1.950	12-15-19	1,100,000	1,085,811
Independent power and renewable electricity producers 0.3%
NextEra Energy Capital Holdings, Inc.	2.400	09-15-19	1,070,000	1,064,770
NextEra Energy Capital Holdings, Inc.	3.550	05-01-27	1,365,000	1,327,031
Multi-utilities 0.1%
CenterPoint Energy, Inc.	2.500	09-01-22	635,000	610,755

Dominion Energy, Inc.	2.579	07-01-20	850,000	838,325
Capital preferred securities 0.1%				$822,110
(Cost $696,100)
Financials 0.1%				822,110
Capital markets 0.1%

State Street Corp. (3 month LIBOR + 1.000%) (D)	3.341	06-01-77	916,000	822,110
Collateralized mortgage obligations 8.7%				$72,024,619
(Cost $72,970,203)
Commercial and residential 7.2%				59,752,826
Americold LLC Series 2010-ARTA, Class D (B)	7.443	01-14-29	885,000	940,373
Angel Oak Mortgage Trust I LLC
Series 2018-1, Class A1 (B)(E)	3.258	04-27-48	336,874	336,819
Series 2018-3, Class A1 (B)(E)	3.649	09-25-48	719,000	719,786
AOA Mortgage Trust Series 2015-1177, Class C (B)(E)	3.110	12-13-29	1,066,000	1,036,460
Arroyo Mortgage Trust Series 2018-1, Class A1 (B)(E)	3.763	04-25-48	2,513,974	2,521,366
BAMLL Commercial Mortgage Securities Trust
10	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2013-DSNY, Class E (1 month LIBOR + 2.600%) (B)(D)	4.663	09-15-26	415,000	$414,841
Series 2015-200P, Class C (B)(E)	3.716	04-14-33	1,436,000	1,410,410
BBCMS Mortgage Trust Series 2018-TALL, Class B (1 month LIBOR + 0.971%) (B)(D)	3.034	03-15-37	969,000	968,387
BBCMS Trust
Series 2015-MSQ, Class D (B)(E)	4.123	09-15-32	640,000	633,792
Series 2015-SRCH, Class D (B)(E)	5.122	08-10-35	1,065,000	1,103,699
BHMS Mortgage Trust Series 2018-ATLS, Class A (1 month LIBOR + 1.250%) (B)(D)	3.313	07-15-35	975,000	975,962
BWAY Mortgage Trust Series 2015-1740, Class XA IO (B)	1.023	01-10-35	11,465,000	339,800
BX Commercial Mortgage Trust Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (B)(D)	3.384	03-15-37	627,000	628,176
BX Trust Series 2017-SLCT, Class C (1 month LIBOR + 1.400%) (B)(D)	3.463	07-15-34	1,699,178	1,700,760
CGDBB Commercial Mortgage Trust
Series 2017-BIO, Class D (1 month LIBOR + 1.600%) (B)(D)	3.663	07-15-32	2,000,000	2,000,629
Series 2017-BIOC, Class B (1 month LIBOR + 0.970%) (B)(D)	3.033	07-15-32	1,143,000	1,142,998
CGMS Commercial Mortgage Trust Series 2017-MDRC, Class C (1 month LIBOR + 1.300%) (B)(D)	3.363	07-15-30	1,145,000	1,143,753
CHT Mortgage Trust Series 2017-CSMO, Class D (1 month LIBOR + 2.250%) (B)(D)	4.313	11-15-36	1,091,000	1,095,827
Citigroup Commercial Mortgage Trust Series 2017-1500, Class C (1 month LIBOR + 1.250%) (B)(D)	3.313	07-15-32	605,000	604,341
CLNS Trust Series 2017-IKPR, Class C (1 month LIBOR + 1.100%) (B)(D)	3.167	06-11-32	430,000	431,076
Cold Storage Trust Series 2017-ICE3, Class D (1 month LIBOR + 2.100%) (B)(D)	4.163	04-15-36	1,055,000	1,060,931
COLT Mortgage Loan Trust Series 2018-2, Class A1 (B)(E)	3.470	07-27-48	310,225	310,190
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO	1.815	08-15-45	5,183,334	274,845
Series 2012-CR3 Class XA IO	2.037	10-15-45	7,486,181	467,457
Series 2013-CR6, Class XA IO	1.205	03-10-46	4,147,130	129,699
Series 2013-CR8, Class XA IO	0.602	06-10-46	4,518,707	77,487
Series 2014-CR15, Class XA IO	1.293	02-10-47	6,877,955	222,406
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG) Series 2018-COR3, Class XA IO	0.590	05-10-51	8,706,162	324,262
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2012-LC4, Class B (E)	4.934	12-10-44	955,000	975,691
Series 2013-300P, Class D (B)(E)	4.540	08-10-30	1,305,000	1,321,424
Series 2013-LC13, Class B (B)(E)	5.009	08-10-46	555,000	580,748
Series 2014-TWC, Class D (1 month LIBOR + 2.250%) (B)(D)	4.321	02-13-32	695,000	698,488
Commercial Mortgage Trust (Deutsche Bank AG/Morgan Stanley) Series 2014-PAT, Class D (1 month LIBOR + 2.150%) (B)(D)	4.221	08-13-27	1,020,000	1,019,999
Core Industrial Trust Series 2015-CALW, Class XA IO (B)	0.939	02-10-34	11,294,881	270,519
Credit Suisse First Boston Mortgage Securities Corp. Series 2006-OMA, Class B2 (B)	5.538	05-15-23	1,670,000	1,707,338
DBCG Mortgage Trust Series 2017-BBG, Class C (1 month LIBOR + 1.000%) (B)(D)	3.063	06-15-34	1,370,000	1,369,573
DBGS Mortgage Trust Series 2018-BIOD, Class A (1 month LIBOR + 0.803%) (B)(D)	2.866	05-15-35	1,364,124	1,364,119
GAHR Commercial Mortgage Trust Series 2015-NRF, Class DFX (B)(E)	3.495	12-15-34	1,000,000	995,217
Galton Funding Mortgage Trust Series 2018-1, Class A43 (B)(E)	3.500	11-25-57	558,707	557,542
Great Wolf Trust Series 2017, Class B (1 month LIBOR + 1.100%) (B)(D)	3.263	09-15-34	1,750,000	1,751,073
GS Mortgage Securities Trust
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2012-GC17, Class XA IO	2.433	05-10-45	9,218,604	$447,146
Series 2015-590M, Class C (B)(E)	3.932	10-10-35	1,265,000	1,245,876
Series 2016-RENT, Class D (B)(E)	4.202	02-10-29	990,000	985,332
Series 2017-485L, Class C (B)(E)	4.115	02-10-37	605,000	596,095
Series 2017-500K, Class D (1 month LIBOR + 1.300%) (B)(D)	3.363	07-15-32	2,000,000	2,003,138
Series 2018-CHLL Class D (1 month LIBOR + 1.650%) (B)(D)	3.238	02-15-37	2,630,000	2,643,170
HarborView Mortgage Loan Trust Series 2005-2, Class X IO	0.862	05-19-35	2,756,035	98,019
Hilton Orlando Trust Series 2018-ORL, Class D (1 month LIBOR + 1.700%) (B)(D)	3.763	12-15-34	490,000	490,608
Hudsons Bay Simon JV Trust Series 2015-HBFL, Class DFL (1 month LIBOR + 3.650%) (B)(D)	5.980	08-05-34	820,000	819,536
IMT Trust Series 2017-APTS, Class CFX (B)(E)	3.613	06-15-34	510,000	498,579
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-C14, Class XA IO (B)	1.582	07-05-32	6,767,491	323,350
Series 2015-MAR7, Class C (B)	4.490	06-05-32	1,555,000	1,539,231
Series 2018-PHH, Class A (1 month LIBOR + 0.910%) (B)(D)	2.973	06-15-35	535,000	535,833
Morgan Stanley Capital I Trust Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (B)(D)	3.463	11-15-34	1,105,000	1,105,698
Motel 6 Trust Series 2017-MTL6, Class C (1 month LIBOR + 1.400%) (B)(D)	3.463	08-15-34	1,067,617	1,068,281
MSCG Trust Series 2016-SNR, Class D (B)	6.550	11-15-34	952,000	944,583
Natixis Commercial Mortgage Securities Trust Series 2018-ALXA, Class C (B)(E)	4.460	01-15-43	520,000	522,866
One Market Plaza Trust Series 2017-1MKT, Class D (B)	4.146	02-10-32	460,000	455,053
Starwood Mortgage Residential Trust Series 2018-IMC1, Class A1 (B)(E)	3.793	03-25-48	452,857	452,802
Thornburg Mortgage Securities Trust Series 2004-1, Class II2A (E)	2.693	03-25-44	294,477	288,445
UBS Commercial Mortgage Trust Series 2012-C1, Class B	4.822	05-10-45	715,000	745,879
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA IO (B)	1.489	05-10-63	4,130,313	170,162
Verus Securitization Trust Series 2018-1, Class A1 (B)(E)	2.929	02-25-48	1,293,904	1,279,682
VNDO Mortgage Trust Series 2013-PENN, Class D (B)(E)	4.079	12-13-29	1,232,000	1,230,258
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (B)(E)	2.800	03-18-28	1,865,000	1,836,175
Series 2014-LC18, Class A2	2.954	12-15-47	111,235	111,164
Series 2017-SMP, Class D (1 month LIBOR + 1.650%) (B)(D)	3.713	12-15-34	360,000	360,531
WFCG Commercial Mortgage Trust Series 2015-BXRP, Class D (1 month LIBOR + 2.571%) (B)(D)	4.634	11-15-29	64,274	64,335
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class B XA IO (B)	2.049	11-15-45	4,801,398	304,620
Series 2013-C15, Class B (E)	4.624	08-15-46	585,000	597,854
Series 2013-C16, Class B (E)	5.197	09-15-46	345,000	360,262
U.S. Government Agency 1.5%				12,271,793
Federal Home Loan Mortgage Corp.
Series 2016-DNA3, Class M2 (1 month LIBOR + 2.000%) (D)	4.065	12-25-28	266,555	270,334
Series K017, Class X1 IO	1.484	12-25-21	10,539,191	372,980
Series K018, Class X1 IO	1.501	01-25-22	9,851,027	355,714
Series K021, Class X1 IO	1.587	06-25-22	2,581,732	117,566
Series K022, Class X1 IO	1.365	07-25-22	13,884,001	553,102
Series K030, Class X1 IO	0.312	04-25-23	214,917,098	1,736,788
12	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series K038, Class X1 IO	1.322	03-25-24	22,055,824	$1,161,107
Series K048, Class X1 IO	0.376	06-25-25	6,611,319	98,601
Series K707, Class X1 IO	1.629	12-25-18	1,221,830	2,195
Series K709, Class X1 IO	1.628	03-25-19	2,391,845	10,289
Series K710, Class X1 IO	1.858	05-25-19	3,497,195	24,619
Series K711, Class X1 IO	1.798	07-25-19	6,209,665	48,578
Series K718, Class X1 IO	0.760	01-25-22	24,363,063	440,628
Government National Mortgage Association
Series 2012-114, Class IO	0.785	01-16-53	1,199,589	63,360
Series 2016-174, Class IO	0.899	11-16-56	5,101,306	388,505
Series 2017-109, Class IO	0.611	04-16-57	7,196,742	407,213
Series 2017-124, Class IO	0.706	01-16-59	9,035,816	591,039
Series 2017-140, Class IO	0.610	02-16-59	5,420,155	333,480
Series 2017-169, Class IO	0.733	01-16-60	11,217,809	739,829
Series 2017-20, Class IO	0.748	12-16-58	10,125,453	622,744
Series 2017-22, Class IO	1.022	12-16-57	3,609,199	322,231
Series 2017-3, Class IO	0.908	09-16-58	9,180,783	690,738
Series 2017-41, Class IO	0.791	07-16-58	7,239,778	508,460
Series 2017-46, Class IO	0.619	11-16-57	7,822,786	467,075
Series 2017-61, Class IO	0.768	05-16-59	4,850,927	365,598
Series 2018-114, Class IO	0.540	04-16-60	12,565,000	737,391
Series 2018-69, Class IO	0.535	04-16-60	6,845,882	423,955

Series 2018-9, Class IO	0.558	01-16-60	7,284,565	417,674
Asset backed securities 15.8%				$130,705,650
(Cost $131,826,231)
Asset backed securities 15.8%				130,705,650
AccessLex Institute
Series 2005-1, Class A4 (3 month LIBOR + 0.210%) (D)	2.542	06-22-37	540,000	522,021
Series 2006-1, Class A3 (3 month LIBOR + 0.200%) (D)	2.511	08-25-37	944,167	929,411
Series 2007-A, Class A3 (3 month LIBOR + 0.300%) (D)	2.611	05-25-36	943,374	929,582
Ally Auto Receivables Trust
Series 2017-3, Class A3	1.740	09-15-21	1,270,000	1,258,259
Series 2017-4, Class A4	1.960	07-15-22	895,000	876,557
Series 2018-1, Class A3	2.350	06-15-22	795,000	788,928
Ally Master Owner Trust Series 2018-1, Class A2	2.700	01-17-23	2,762,000	2,734,410
American Express Credit Account Master Trust Series 2017-1, Class A	1.930	09-15-22	2,660,000	2,622,962
Americredit Automobile Receivables Trust Series 2018-2, Class C	3.590	06-18-24	610,000	611,254
Applebee's Funding LLC Series 2014-1, Class A2 (B)	4.277	09-05-44	1,786,500	1,786,301
Arby's Funding LLC Series 2015-1A, Class A2 (B)	4.969	10-30-45	1,293,425	1,306,036
BA Credit Card Trust Series 2017-A1, Class A1	1.950	08-15-22	3,515,000	3,466,591
BMW Vehicle Owner Trust
Series 2016-A, Class A4	1.370	12-27-22	620,000	607,930
Series 2018-A, Class A3	2.350	04-25-22	1,305,000	1,292,345
Cabela's Credit Card Master Note Trust
Series 2015-1A, Class A1	2.260	03-15-23	1,460,000	1,443,894
Series 2016-1, Class A1	1.780	06-15-22	2,985,000	2,962,552
California Republic Auto Receivables Trust Series 2016-2, Class A4	1.830	12-15-21	1,360,000	1,347,263
Capital One Multi-Asset Execution Trust
Series 2017-A1, Class A1	2.000	01-17-23	3,285,000	3,242,228
Series 2017-A4, Class A4	1.990	07-17-23	1,310,000	1,285,824
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
CarMax Auto Owner Trust
Series 2015-2, Class A4	1.800	03-15-21	1,149,000	$1,143,149
Series 2016-1, Class A4	1.880	06-15-21	485,000	478,364
Series 2016-2, Class A4	1.680	09-15-21	824,000	807,857
Series 2018-1, Class A3	2.480	11-15-22	830,000	821,842
Chrysler Capital Auto Receivables Trust Series 2016-BA, Class A4 (B)	1.870	02-15-22	590,000	581,265
Citibank Credit Card Issuance Trust
Series 2016-A1, Class A1	1.750	11-19-21	3,265,000	3,224,417
Series 2017-A3, Class A3	1.920	04-07-22	1,310,000	1,290,196
Series 2018-A1, Class A1	2.490	01-20-23	3,045,000	3,011,161
CLI Funding LLC Series 2018-1A, Class A (B)	4.030	04-18-43	1,008,581	1,006,064
CNH Equipment Trust
Series 2016-B, Class A3	1.630	08-15-21	400,637	397,404
Series 2017-C, Class A3	2.080	02-15-23	850,000	836,343
Coinstar Funding LLC Series 2017-1A, Class A2 (B)	5.216	04-25-47	1,115,875	1,128,623
Collegiate Funding Services Education Loan Trust Series 2005-A, Class A4 (3 month LIBOR + 0.200%) (D)	2.536	03-28-35	725,000	704,740
CWABS Asset-Backed Certificates Trust Series 2004-10, Class AF5B	4.674	02-25-35	171,543	170,698
DB Master Finance LLC
Series 2015-1A, Class A2II (B)	3.980	02-20-45	1,302,750	1,308,352
Series 2017-1A, Class A2II (B)	4.030	11-20-47	491,288	487,180
Dell Equipment Finance Trust Deft Series 2018-1, Class A3 (B)	3.180	06-22-23	705,000	706,923
Discover Card Execution Note Trust Series 2017-A6, Class A6	1.880	02-15-23	3,530,000	3,459,332
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 (B)	4.118	07-25-47	1,732,500	1,727,684
Driven Brands Funding LLC Series 2015-1A, Class A2 (B)	5.216	07-20-45	1,638,663	1,692,689
Evergreen Credit Card Trust Series 2018-1, Class A (B)	2.950	03-15-23	1,580,000	1,573,784
Five Guys Funding LLC Series 2017-1A, Class A2 (B)	4.600	07-25-47	655,050	658,020
FOCUS Brands Funding LLC Series 2017-1A, Class A2I (B)	3.857	04-30-47	375,250	375,261
Ford Credit Auto Owner Trust
Series 2015-1, Class A (B)	2.120	07-15-26	2,785,000	2,752,647
Series 2016-B, Class A4	1.520	08-15-21	820,000	806,779
Series 2016-C, Class A4	1.400	02-15-22	1,007,000	979,760
Series 2017-A, Class A4	1.920	04-15-22	1,955,000	1,916,576
Series 2017-B, Class A4	1.870	09-15-22	348,000	339,192
Series 2017-C, Class A4	2.160	03-15-23	890,000	869,700
Ford Credit Floorplan Master Owner Trust Series 2017-2, Class A1	2.160	09-15-22	1,530,000	1,504,728
GM Financial Consumer Automobile Receivables Trust
Series 2017-2A, Class A3 (B)	1.860	12-16-21	1,295,000	1,278,690
Series 2017-3A, Class A4 (B)	2.130	03-16-23	1,375,000	1,341,332
Goal Capital Funding Trust Series 2005-2, Class A4 (3 month LIBOR + 0.200%) (D)	2.511	08-25-44	3,065,000	3,012,175
Golden Credit Card Trust Series 2018-1A, Class A (B)	2.620	01-15-23	1,670,000	1,652,259
Hertz Vehicle Financing II LP Series 2016-3A, Class A (B)	2.270	07-25-20	680,000	675,437
Hilton Grand Vacations Trust Series 2017-AA, Class A (B)	2.660	12-26-28	720,525	707,657
14	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Honda Auto Receivables Owner Trust
Series 2016-3, Class A4	1.330	11-18-22	2,515,000	$2,474,085
Series 2017-1, Class A3	1.720	07-21-21	1,695,000	1,681,297
Series 2017-2, Class A4	1.870	09-15-23	384,000	374,909
Series 2017-3, Class A4	1.980	11-20-23	475,000	463,638
Series 2018-2, Class A3	3.010	05-18-22	789,000	789,546
Series 2018-3, Class A3	2.950	08-22-22	610,000	609,916
Huntington Auto Trust Series 2016-1, Class A4	1.930	04-15-22	2,135,000	2,105,736
Hyundai Auto Lease Securitization Trust Series 2018-A, Class A3 (B)	2.810	04-15-21	1,135,000	1,132,788
Hyundai Auto Receivables Trust Series 2017-A, Class A3	1.760	08-16-21	1,355,000	1,340,649
John Deere Owner Trust Series 2018-A, Class A3	2.660	04-18-22	545,000	542,051
KeyCorp Student Loan Trust Series 2004-A, Class 1A2 (3 month LIBOR + 0.240%) (D)	2.577	10-27-42	589,167	577,298
Mercedes-Benz Auto Receivables Trust Series 2016-1, Class A4	1.460	12-15-22	1,745,000	1,707,134
MMAF Equipment Finance LLC Series 2017-B, Class A3 (B)	2.210	10-17-22	1,138,000	1,121,044
MVW Owner Trust
Series 2014-1A, Class A (B)	2.250	09-22-31	55,367	54,177
Series 2015-1A, Class A (B)	2.520	12-20-32	161,836	158,795
Series 2018-1A, Class A (B)	3.450	01-21-36	1,227,447	1,228,975
Nelnet Student Loan Trust Series 2006-1, Class A3 (3 month LIBOR + 0.450%) (B)(D)	2.760	08-23-36	704,000	693,153
New Residential Mortgage LLC
Series 2018-FNT1, Class A (B)	3.610	05-25-23	975,814	975,128
Series 2018-FNT2, Class A (B)	3.790	07-25-54	587,929	590,409
NextGear Floorplan Master Owner Trust
Series 2017-1A, Class A2 (B)	2.540	04-18-22	1,170,000	1,157,893
Series 2018-1A, Class A2 (B)	3.220	02-15-23	415,000	413,113
Nissan Auto Receivables Owner Trust
Series 2016-B, Class A3	1.320	01-15-21	1,441,429	1,430,156
Series 2016-B, Class A4	1.540	10-17-22	440,000	429,043
Series 2017-A, Class A3	1.740	08-16-21	850,000	841,146
Series 2017-B, Class A3	1.750	10-15-21	1,030,000	1,015,770
Series 2017-B, Class A4	1.950	10-16-23	1,025,000	1,000,785
NRZ Excess Spread-Collateralized Notes
Series 2018-PLS1, Class A (B)	3.193	01-25-23	455,458	454,006
Series 2018-PLS2, Class A (B)	3.265	02-25-23	645,683	643,205
PFS Financing Corp. Series 2018-B, Class A (B)	2.890	02-15-23	1,110,000	1,101,301
Santander Drive Auto Receivables Trust
Series 2018-2, Class C	3.350	07-17-23	625,000	623,716
Series 2018-3, Class C	3.510	08-15-23	1,455,000	1,456,161
Sierra Timeshare Receivables Funding LLC Series 2018-2A, Class A (B)	0.010	06-20-35	638,251	639,246
SLM Private Credit Student Loan Trust Series 2006-A, Class A5 (3 month LIBOR + 0.290%) (D)	2.631	06-15-39	433,908	423,617
SoFi Professional Loan Program LLC Series 2017-E, Class A2A (B)	1.860	11-26-40	571,586	564,391
Sonic Capital LLC Series 2016-1A, Class A2 (B)	4.472	05-20-46	348,158	349,369
SunTrust Student Loan Trust Series 2006-1A, Class A4 (3 month LIBOR + 0.190%) (B)(D)	2.529	10-28-37	2,811,536	2,778,596
Taco Bell Funding LLC Series 2016-1A, Class A2I (B)	3.832	05-25-46	1,418,400	1,420,542
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	15

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
TAL Advantage V LLC Series 2014-1A, Class A (B)	3.510	02-22-39	291,500	$288,874
Textainer Marine Containers VII, Ltd. Series 2018-1A, Class A (B)	4.110	08-20-43	685,860	684,762
Towd Point Mortgage Trust
Series 2015-1, Class A5 (B)(E)	3.691	10-25-53	355,000	360,272
Series 2015-2, Class 1M2 (B)(E)	3.633	11-25-60	815,000	827,871
Series 2015-6, Class M2 (B)(E)	3.750	04-25-55	1,775,000	1,764,740
Series 2016-5, Class A1 (B)(E)	2.500	10-25-56	1,031,728	1,005,929
Series 2017-1, Class A1 (B)(E)	2.750	10-25-56	363,927	357,190
Series 2017-2, Class A1 (B)(E)	2.750	04-25-57	303,305	297,741
Series 2018-1, Class A1 (B)(E)	3.000	01-25-58	634,090	623,883
Series 2018-3, Class A1 (B)(E)	3.750	05-25-58	919,519	921,824
Series 2018-4, Class A1 (B)(E)	3.000	06-25-58	1,434,000	1,397,448
Toyota Auto Receivables Owner Trust
Series 2016-C, Class A4	1.320	11-15-21	567,000	555,437
Series 2017-C, Class A4	1.980	12-15-22	935,000	916,499
Series 2018-A, Class A3	2.350	05-16-22	1,020,000	1,009,912
Series 2018-C, Class A3	3.020	12-15-22	1,600,000	1,601,626
Triton Container Finance V LLC Series 2018-1A, Class A (B)	3.950	03-20-43	1,058,958	1,054,102
Vantage Data Centers Issuer LLC Series 2018-1A, Class A2 (B)	4.072	02-16-43	676,600	682,057
Volvo Financial Equipment LLC Series 2018-1A, Class A3 (B)	2.540	02-15-22	1,435,000	1,423,424
VSE VOI Mortgage LLC Series 2017-A, Class A (B)	2.330	03-20-35	897,276	869,865
Wachovia Student Loan Trust Series 2006-1, Class B (3 month LIBOR + 0.240%) (B)(D)	2.575	04-25-40	203,161	194,158
Westgate Resorts LLC
Series 2014-1A, Class A (B)	2.150	12-20-26	247,228	246,388
Series 2014-1A, Class B (B)	3.250	12-20-26	109,445	109,298
Series 2015-2A, Class B (B)	4.000	07-20-28	187,737	187,346
Series 2016-1A, Class A (B)	3.500	12-20-28	219,410	218,639
Series 2017-1A, Class A (B)	3.050	12-20-30	549,054	543,526
World Omni Auto Receivables Trust
Series 2017-B, Class A3	1.950	02-15-23	445,000	436,336
Series 2018-A, Class A3	2.500	04-17-23	1,335,000	1,321,091

	Shares	Value
Preferred securities 0.2%		$1,653,672
(Cost $1,679,161)
Financials 0.0%		308,446
Banks 0.0%
Wells Fargo & Company, Series L, 7.500%	238	308,446
Utilities 0.2%		1,345,226
Multi-utilities 0.2%
Dominion Energy, Inc., 6.750%	17,585	827,198
DTE Energy Company, 6.500%	9,800	518,028

	Yield (%)	Shares	Value
Securities lending collateral 5.5%			$45,301,045
(Cost $45,299,762)
John Hancock Collateral Trust (F)	2.0611(G)	4,527,343	45,301,045

16	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 2.0%				$16,952,000
(Cost $16,951,094)
U.S. Government Agency 0.7%				5,940,000
Federal Agricultural Mortgage Corp. Discount Note	1.830	09-04-18	1,194,000	1,194,000
Federal Home Loan Bank Discount Note	1.830	09-04-18	4,746,000	4,746,000

	Par value^	Value
Repurchase agreement 1.3%		11,012,000
Barclays Tri-Party Repurchase Agreement dated 8-31-18 at 1.940% to be repurchased at $10,179,194 on 9-4-18, collateralized by $9,776,500 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-20 (valued at $10,382,835 including interest)	10,177,000	10,177,000
Repurchase Agreement with State Street Corp. dated 8-31-18 at 0.900% to be repurchased at $835,083 on 9-4-18, collateralized by $880,000 U.S. Treasury Notes, 1.750% due 5-31-22 (valued at $852,659 including interest)	835,000	835,000

Total investments (Cost $886,215,194) 105.7%	$874,029,233
Other assets and liabilities, net (5.7%)	(47,029,049)
Total net assets 100.0%	$827,000,184

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
(A)	All or a portion of this security is on loan as of 8-31-18. The value of securities on loan amounted to $44,350,851.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $168,813,335 or 20.4% of the fund's net assets as of 8-31-18.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(G)	The rate shown is the annualized seven-day yield as of 8-31-18.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	17

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of August 31, 2018, all investments are categorized as Level 2 under the hierarchy described above, except for preferred securities and securities lending collateral, which are categorized as Level 1.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund's income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund's cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust	2,875,830	13,081,387	(11,429,874)	4,527,343	—	—	$1,098	$874	$45,301,045

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	55Q1	08/18
This report is for the information of the shareholders of John Hancock Investment Grade Bond Fund.		10/18

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bond Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	October 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	October 25, 2018

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	October 25, 2018